UNIVERSAL ANNUITY ADVANTAGE PROSPECTUS

This prospectus describes Universal Annuity Advantage, a flexible premium variable annuity contract (the "Contract") issued by MetLife Insurance Company of Connecticut (formerly, The Travelers Insurance Company)* (the "Company, "our" "us" or "we").


The Contract's value will vary daily to reflect the investment experience of the funding options (referred to as "Subaccounts" in your Contract) you select and, subject to availability, the interest credited to the Fixed Account. The Variable Funding Options (sometimes called "Subaccounts") available for Contracts purchased on or after May 1, 2006 are:

DREYFUS STOCK INDEX FUND, INC. -- INITIAL SHARES                       Pioneer Fund Portfolio -- Class A+
DREYFUS VARIABLE INVESTMENT FUND -- INITIAL SHARES                     Pioneer Mid-Cap Value Portfolio -- Class A+
   Dreyfus Variable Investment Fund Developing Leaders Portfolio       Pioneer Strategic Income Portfolio -- Class A+
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST               METLIFE INVESTMENT FUNDS, INC. ("METROPOLITAN FUND")
   Templeton Developing Markets Securities Fund -- Class 2             MetLife Investment Diversified Bond Fund+
   Templeton Foreign Securities Fund -- Class 2                        MetLife Investment International Stock Fund+
   Templeton Global Asset Allocation Fund -- Class 1                   MetLife Investment Large Company Stock Fund+
JANUS ASPEN SERIES -- SERVICE SHARES                                   MetLife Investment Small Company Stock Fund+
   International Growth Portfolio                                  METROPOLITAN SERIES FUND, INC.
LAZARD RETIREMENT SERIES, INC.                                        BlackRock Aggressive Growth Portfolio -- Class D+
   Lazard Retirement Small Cap Portfolio                              BlackRock Bond Income Portfolio -- Class A+
LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC.                       BlackRock Money Market Portfolio -- Class A+
   Legg Mason Partners Variable Investors Portfolio+                  FI Large Cap Portfolio -- Class A+
   Legg Mason Partners Variable Small Cap Growth Portfolio+           MFS(R) Total Return Portfolio -- Class F+
LEGG MASON PARTNERS VARIABLE PORTFOLIOS II                            Oppenheimer Global Equity Portfolio -- Class B+
   Legg Mason Partners Variable Appreciation Portfolio+               Western Asset Management High Yield Bond Portfolio -- Class A+
   Legg Mason Partners Variable Fundamental Value Portfolio+          Western Asset Management U.S. Government Portfolio -- Class A+
LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC.                  PIMCO VARIABLE INSURANCE TRUST -- ADMINISTRATIVE CLASS
   Legg Mason Partners Variable Adjustable Rate Income Portfolio+     Real Return Portfolio
   Legg Mason Partners Variable Aggressive Growth Portfolio+          Total Return Portfolio
   Legg Mason Partners Variable Large Cap Growth Portfolio+        PUTNAM VARIABLE TRUST -- CLASS IB
   Legg Mason Partners Variable Social Awareness Stock Portfolio+     Putnam VT Small Cap Value Fund
MET INVESTORS SERIES TRUST ("MET INVESTORS FUND")                  VAN KAMPEN LIFE INVESTMENT TRUST -- CLASS II
   Batterymarch Growth and Income Portfolio -- Class A+                Van Kampen Life Investment Trust Comstock Portfolio
   Batterymarch Mid-Cap Stock Portfolio -- Class A+                 VARIABLE INSURANCE PRODUCTS FUND
   Dreman Small-Cap Value Portfolio -- Class A+                        VIP Asset Manager(SM) Portfolio -- Initial Class
   Harris Oakmark International Portfolio -- Class A+                  VIP Contrafund(R) Portfolio -- Service Class 2
   Janus Capital Appreciation Portfolio -- Class A+                    VIP Equity-Income Portfolio -- Initial Class
   Legg Mason Partners Managed Assets Portfolio+                       VIP Growth Portfolio -- Initial Class
   Lord Abbett Bond Debenture Portfolio -- Class A+                    VIP Mid Cap Portfolio -- Service Class 2
   Lord Abbett Growth and Income Portfolio -- Class B+              METROPOLITAN SERIES FUND, INC. -- ASSET ALLOCATION PORTFOLIOS --
   Mercury Large-Cap Core Portfolio -- Class A+                        CLASS B
   Met/AIM Capital Appreciation Portfolio -- Class A+                  MetLife Conservative Allocation Portfolio
   Met/AIM Small Cap Growth Portfolio -- Class A+                      MetLife Conservative to Moderate Allocation Portfolio
   MFS(R) Value Portfolio -- Class A+                                  MetLife Moderate Allocation Portfolio
   Neuberger Berman Real Estate Portfolio -- Class A+                  MetLife Moderate to Aggressive Allocation Portfolio
                                                                       MetLife Aggressive Allocation Portfolio

--------------
+ This Variable Funding Option has been subject to a merger, substitution or name change. Please see Appendix D for more information.

--------------------------------------------------------------------------------
*THE TRAVELERS INSURANCE COMPANY HAS FILED FOR APPROVAL TO CHANGE ITS NAME TO METLIFE INSURANCE COMPANY OF CONNECTICUT. THE CHANGE WILL BE EFFECTIVE MAY 1, 2006 PENDING REGULATORY APPROVAL. YOU WILL RECEIVE A CONTRACT ENDORSEMENT NOTIFYING YOU OF THE NAME CHANGE ONCE IT HAS OCCURRED.
--------------------------------------------------------------------------------

The Contract, certain Contract features and/or some of the funding options may not be available in all states. This prospectus provides the information that you should know before investing in the Contract. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 1, 2006. We filed the SAI with the Securities and Exchange Commission ("SEC") and it is incorporated by reference into this prospectus. To request a copy of the SAI, write to us at Annuity Operations and Services, One Cityplace, 185 Asylum Street, 3CP, Hartford, Connecticut 06103-3415, call 1-800-233-3591 or access the SEC's website (HTTP://WWW.SEC.GOV). See Appendix F for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                          PROSPECTUS DATED MAY 1, 2006

                                              TABLE OF CONTENTS

Glossary                                                  3       Allocation of Annuity                                          39
Summary                                                   5       Variable Annuity                                               40
Fee Table                                                 9       Fixed Annuity                                                  40
Condensed Financial Information                          16    Payment Options                                                   40
Asset Allocation Services                                16    Election of Options                                               40
  Managed Advisory Portfolio Program ("MAPP")            17    Annuity Options                                                   41
  The MAPP Program Fees                                  18    Miscellaneous Contract Provisions                                 41
The Annuity Contract                                     18       Right to Return                                                41
  Contract Owner Inquiries                               19       Termination                                                    42
  Purchase Payments                                      19       Required Reports                                               42
  Accumulation Units                                     20       Assignment                                                     42
  The Variable Funding Options                           20       Suspension of Payments                                         42
The Fixed Account                                        25    Other Information                                                 42
Charges and Deductions                                   25       The Insurance Company                                          42
  General                                                25        Financial Statements                                          42
  Withdrawal Charge                                      26       Distribution of the Contracts                                  43
  Free Withdrawal Allowance                              27       Conformity with State and Federal Laws                         44
  Transfer Charge                                        27       Voting Rights                                                  45
  Administrative Charge                                  27       Restrictions on Financial Transactions                         45
  Mortality and Expense Risk Charge                      27       Legal Proceedings                                              45
  Guaranteed Minimum Withdrawal Benefit Charge           27    The Separate Account                                              46
  Variable Funding Option Expenses                       28       Performance Information                                        46
  Premium Tax                                            28    Federal Tax Considerations                                        47
  Changes in Taxes Based upon Premium or Value           28       General Taxation of Annuities                                  47
  Asset Allocation Services                              28       Types of Contracts: Qualified and Non-qualified                48
Transfers                                                28       Qualified Annuity Contracts                                    48
  Market Timing/Excessive Trading                        28         Taxation of Qualified Annuity Contracts                      48
  Dollar Cost Averaging                                  30         Mandatory Distributions for Qualified Plans                  48
Access to your Money                                     31       Individual Retirement Annuities                                49
   Guaranteed Minimum Withdrawal Benefit                 31       Roth IRAs                                                      49
   Systematic Withdrawals                                33       Designated Roth Accounts for 403(b) Plans                      49
   Managed Distribution Program                          33       Non-qualified Annuity Contracts                                51
   Loans                                                 33       Diversification Requirements for Variable Annuities            53
Ownership Provisions                                     34       Ownership of the Investments                                   53
  Types of Ownership                                     34         Taxation of Death Benefit Proceeds                           53
    Contract Owner                                       34       Other Tax Considerations                                       53
    Beneficiary                                          34         Treatment of Charges for Optional Benefits                   53
    Annuitant                                            34         Guaranteed Minimum Withdrawal Benefit                        54
Death Benefit                                            35         Penalty Tax for Premature Distribution                       54
  Death Proceeds before the Maturity Date                35         Puerto Rico Tax Considerations                               54
  Standard Death Benefit                                 35         Non-Resident Aliens                                          54
  Annual Step-Up Death Benefit to Age 75                 36         Hurricane Relief                                             55
  Payment of Proceeds                                    37    Appendix A (Condensed Financial Information)                     A-1
  Spousal Contract Continuance                           38    Appendix B (The Fixed Account)                                   B-1
  Beneficiary Contract Continuance                       38    Appendix C (What You Need To Know If You Are A
  Planned Death Benefit                                  39       Texas Optional Retirement Program)                            C-1
  Death Proceeds after the Maturity Date                 39    Appendix D (Additional Information Regarding Underlying Funds)   D-1
The Annuity Period                                       39    Appendix E (Portfolio Legal and Marketing Names)                 E-1
  Maturity Date                                          39    Appendix F (Contents of Statement of Additional Information)     F-1

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any withdrawal charge and premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account. The Fixed Account is part of the general assets of the Company.

HOME OFFICE -- the Home Office of MetLife Insurance Company of Connecticut or any other office that we may designate for the purpose of administering this Contract.

MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an annuity option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, or 408 of the Code.

SEPARATE ACCOUNT -- MetLife of CT Fund U for Variable Annuities (formerly, Travelers Fund U for Variable Annuities), a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.

WE, US, OUR -- MetLife Insurance Company of Connecticut

WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- the Contract Owner.

                                    SUMMARY:

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a choice of death benefits as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a non-qualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (Annuity Payments) you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments in the form of a variable annuity, a fixed annuity, or a combination of both. If you elect variable Annuity Payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.

WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual non-qualified purchases; (2) Individual Retirement Annuities (IRAs); (3) other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include Contracts qualifying under Section 401(a), 403(b), or 408(b) of the Internal Revenue Code of 1986, as amended. Purchase of this Contract through a tax-qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its Death Benefit, Annuity Option Benefits, and other non-tax-related benefits. This Contract may not currently be available for sale in all states. Contracts issued in your state may provide different features and benefits from and impose different costs (such as a waiver of the withdrawal charge on all Annuity Payments) than those described by this prospectus.

You may purchase a Qualified Contract with an initial payment of at least $20, except in the case of an IRA, for which the minimum initial payment is $1,000. Under a Qualified Contract, you may make additional payments of at least $20. For non-qualified Contracts, the minimum initial Purchase Payment is $1,000, and $100 thereafter. No additional payments are allowed if the Contract is purchased with a beneficiary-directed transfer of death proceeds.

The ages of the owner and annuitant determine which death benefits and certain optional features are available to you. See the Annuity Contract section for more information.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

WHO IS THE CONTRACT ISSUED TO? If you purchase an individual Contract, you are the Contract Owner. If a group "allocated" Contract is purchased, we issue certificates to the individual participants. Where we refer to "you," we are referring to the individual Contract Owner, or to the group participant, as applicable. For convenience, we refer to both contracts and certificates as "Contracts."

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any Contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of the Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no limit to the number of transfers allowed. We may, in the future, limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. Please refer to Appendix B for possible restrictions between the Fixed Account and the Variable Funding Options.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct a mortality and expense (M&E) risk charge daily from the amounts you allocate to the Separate Account. The M&E charge is an annual charge and depends on the death benefit option you select at purchase. We deduct the M&E charge at an annual rate of 1.25% if you select the Standard Death Benefit, and at a rate of 1.40% if you select the Annual Step-Up to Age 75 Death Benefit.

We also deduct a semiannual Contract administrative charge of $15 until the Maturity Date from amounts allocated to the Separate Account. This charge is waived if your Contract Value is $60,000 or greater on the date the charge is assessed. It is also waived on distribution of proceeds due to death.

Each Underlying Fund also charges for management costs and other expenses.

If you withdraw or commute amounts from the Contract, we may deduct a withdrawal charge. The charge equals 5% of each Purchase Payment withdrawn if withdrawn within 5 years of the payment date.

If you select the Guaranteed Minimum Withdrawal Benefit ("GMWB"), a maximum of 1.00% annually will be deducted from amounts in the Variable Funding Options. The current charge is 0.40%.

If you select and are eligible for the Managed Advisory Portfolio Program, which is an asset allocation program, the maximum charge is 0.80% annually deducted from amounts in the Variable Funding Options.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a non-qualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? At the time of purchase, you may choose the "Standard" Death Benefit or the "Annual Step-Up to Age 75" Death Benefit. The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions or the election of beneficiary contract continuance. Please refer to the Death Benefit section in the prospectus for more details.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

       o DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

       o MAPP ASSET ALLOCATION PROGRAM. Effective May 1, 2006, the Managed Advisory Portfolio Program (the "program" or "MAPP") is closed to new qualified retirement plans. Participants who enrolled prior to May 1, 2006, may continue to make Purchase Payments into the program and participants in qualified retirement plans in which MAPP is available on May 1, 2006, may continue to enroll into the program. Effective July 1, 2006, MAPP will be closed to new participants in qualified retirement plans in which MAPP is available. Participants who enrolled in the program prior to July 1, 2006, may continue to make additional Purchase Payments into the program. Participants who cancel enrollment in the program may not re-enroll. Participants in the program enter into a separate investment advisory agreement with Tower Square Securities Inc. ("Tower Square"), an affiliate of the Company, for the purpose of receiving asset allocation advice under the program. Under the program, participants allocate Contract Value according to one of six asset allocation model portfolios developed by Standard & Poor's Investment Advisory Services LLC ("Standard & Poor's"), an investment advisor that Tower Square engaged to create the Program. The program is not a part of the Contract issued by the Company, and you are not required to participate in the program. The program is fully described in a separate disclosure statement prepared by Tower Square.

       o MANAGED DISTRIBUTION PROGRAM. This optional program allows us to automatically calculate and distribute to you, in November of the applicable tax year, an amount that will satisfy the Internal Revenue Service's minimum distribution requirements imposed on certain contracts once the owner reaches age 70 1/2 or retires. These minimum distributions occur during the accumulation phase.

       o SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only, and is only available to non-qualified Contracts and Individual Retirement Annuities.

       o BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(s) may elect to continue his/her portion of the Contract rather than have the death benefit paid to the beneficiary.

       o SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

       o AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

       o GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE"). For an additional charge, we will guarantee the periodic return of your investment. Under this benefit, we will pay you a percentage of your investment every year until your investment has been returned in full, regardless of market performance. Depending on when you elect to begin receiving payments and which GMWB rider you select, the maximum amount of your investment that you receive each year is 5% or 10%. When you add Purchase Payments to your Contract, we include them as part of the guarantee. In the future, however, we may discontinue including additional Purchase Payments as part of the guarantee. The guarantee is subject to restrictions on withdrawals and other restrictions.

                                    FEE TABLE
--------------------------------------------------------------------------------


The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

 WITHDRAWAL CHARGE
 (AS A PERCENTAGE OF PURCHASE PAYMENTS WITHDRAWN)
 If withdrawn within 5 years after the Purchase Payment is made.........   5.00%
 If withdrawn 5 or more years after the Purchase Payment is made........      0%
 TRANSFER CHARGE........................................................  $10(1)
 (ASSESSED ON TRANSFERS THAT EXCEED 12 PER YEAR)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGE

SEMIANNUAL CONTRACT ADMINISTRATIVE CHARGE..................... $15(2)

(ASSESSED ON AMOUNTS ALLOCATED TO THE SEPARATE ACCOUNT UNTIL THE MATURITY DATE.)

ANNUAL SEPARATE ACCOUNT CHARGES
(AS A PERCENTAGE OF THE AVERAGE DAILY NET ASSETS OF THE SEPARATE ACCOUNT)

We will assess a mortality and expense risk charge ("M&E") of 1.25%. In addition, for optional features, there is a 1.00% charge for GMWB. Below is a summary of all charges that may apply, depending on the death benefit you select and the optional features you select:

                                                STANDARD      ANNUAL STEP-UP TO
                                             DEATH BENEFIT  AGE 75 DEATH BENEFIT
                                             -------------  --------------------

Mortality and Expense Risk Charge(3).........    1.25%             1.40%
Maximum GMWB Charge (4)......................    1.00%             1.00%
Total Annual Separate Account Charges
  with GMWB Selected.........................    2.25%             2.40%

MANAGED ADVISORY PORTFOLIO ("MAPP") ASSET ALLOCATION PROGRAM

EFFECTIVE MAY 1, 2006, MAPP IS CLOSED TO NEW QUALIFIED RETIREMENT PLANS. PARTICIPANTS WHO ENROLLED PRIOR TO MAY 1, 2006, MAY CONTINUE TO MAKE PURCHASE PAYMENTS INTO THE PROGRAM AND PARTICIPANTS IN PLANS IN WHICH MAPP IS AVAILABLE ON MAY 1, 2006, MAY CONTINUE TO ENROLL INTO THE PROGRAM. EFFECTIVE JULY 1, 2006, MAPP WILL BE CLOSED TO NEW PARTICIPANTS IN QUALIFIED RETIREMENT PLANS IN WHICH MAPP IS AVAILABLE. PARTICIPANTS WHO ENROLLED IN THE PROGRAM PRIOR TO JULY 1, 2006, MAY CONTINUE TO MAKE ADDITIONAL PURCHASE PAYMENTS INTO THE PROGRAM. PARTICIPANTS WHO CANCEL ENROLLMENT IN THE PROGRAM MAY NOT RE-ENROLL.

The following table describes the annual investment advisory fee for clients who enter into an investment advisory agreement to participate in Tower Square's Managed Advisory Portfolio Program. The annual fee is applied to the participant's current Contract Value. Fees payable for participating in the program are deducted on a quarterly basis from the Contract as a partial surrender.

                                                        MAXIMUM ANNUAL FEE FOR
  CONTRACT VALUE EQUAL TO OR                          MANAGED ADVISORY PORTFOLIO
         GREATER THAN              BUT LESS THAN              PROGRAM(5)
------------------------------  --------------------  --------------------------
              $0                      $25,000                    0.80%
           $25,000                    $50,000                    0.65%
           $50,000                    $75,000                    0.50%
           $75,000                   $100,000                    0.35%
          $100,000+                                              0.20%

--------------
(1)  We do not currently assess the transfer charge.

(2) The Semiannual Contract Administrative Charge is waived if your Contract Value is $60,000 or greater on the date the charge is assessed, and from distribution of proceeds due to death.

(3)  We are waiving the following amounts of the M&E charge on these
     Subaccounts: 0.15% for the Subaccount investing in the Western Asset Management U.S. Government Portfolio of the Metropolitan Series Fund, Inc.; an amount equal to the underlying fund expenses that are in excess of 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio of the Met Investors Series Trust.; 0.10% for the Subaccount investing in the BlackRock Money Market Portfolio of the Metropolitan Series Fund, Inc.; and 0.12% for the Subaccount investing in the BlackRock Bond Income Portfolio of the Metropolitan Series Fund, Inc.

(4)  The current charge for GMWB is 0.40%

(5) The annual fee is applied to the participant's current Contract Value. Fees payable for participating in the program are deducted on a quarterly basis from the Contract as a partial surrender.

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2005 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-233-3591.


MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                              MINIMUM   MAXIMUM
                                                             --------- ---------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund
assets, including management fees, distribution
and/or service fees (12b-1) fees, and other expenses.......    0.27%     4.47%

UNDERLYING FUND FEES AND EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

                                                        DISTRIBUTION                              CONTRACTUAL FEE   NET TOTAL
                                                           AND/OR                  TOTAL ANNUAL       WAIVER          ANNUAL
                                          MANAGEMENT   SERVICE (12b-1)    OTHER      OPERATING    AND/OR EXPENSE    OPERATING
UNDERLYING FUND:                             FEE            FEES        EXPENSES      EXPENSES     REIMBURSEMENT    EXPENSES**
----------------                          ----------   ---------------  --------   ------------   ---------------  -----------
   DREYFUS STOCK INDEX FUND,
     INC. -- INITIAL SHARES ..............  0.25%             --          0.02%         0.27%             --           0.27%
DREYFUS VARIABLE INVESTMENT FUND
   Dreyfus Variable Investment
     Fund Developing Leaders
     Portfolio -- Initial Shares .........  0.75%             --          0.06%         0.81%             --           0.81%

                                                        DISTRIBUTION                              CONTRACTUAL FEE   NET TOTAL
                                                           AND/OR                  TOTAL ANNUAL       WAIVER          ANNUAL
                                          MANAGEMENT   SERVICE (12b-1)    OTHER      OPERATING    AND/OR EXPENSE    OPERATING
UNDERLYING FUND:                             FEE            FEES        EXPENSES      EXPENSES     REIMBURSEMENT    EXPENSES**
----------------                          ----------   ---------------  --------   ------------   ---------------  -----------
FRANKLIN TEMPLETON VARIABLE
   INSURANCE PRODUCTS TRUST
   Franklin Small-Mid Cap
     Growth Securities Fund --
     Class 2*+ ...........................  0.48%           0.25%         0.28%         1.01%           0.02%          0.99%(1)(2)
   Templeton Developing Markets
     Securities Fund -- Class 2* .........  1.24%           0.25%         0.29%         1.78%             --           1.78%
   Templeton Foreign Securities Fund --
     Class 2* ............................  0.65%           0.25%         0.17%         1.07%           0.05%          1.02%(2)
   Templeton Global Asset
     Allocation Fund -- Class 1 ..........  0.60%             --          0.26%         0.86%           0.01%          0.85%(2)
JANUS ASPEN SERIES
   International Growth
     Portfolio -- Service Shares* ........  0.64%           0.25%         0.06%         0.95%             --           0.95%
LAZARD RETIREMENT SERIES, INC
   Lazard Retirement Small Cap
     Portfolio* ..........................  0.75%           0.25%         0.22%         1.22%             --           1.22%
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS I, INC
   Legg Mason Partners Variable
     All Cap Portfolio -- Class I+ .......  0.75%             --          0.07%         0.82%             --           0.82%
   Legg Mason Partners Variable
     Investors Portfolio -- Class I ......  0.65%             --          0.06%         0.71%             --           0.71%
   Legg Mason Partners Variable
     Small Cap Growth Portfolio --
     Class I .............................  0.75%             --          0.22%         0.97%             --           0.97%
LEGG MASON PARTNERS VARIABLE PORTFOLIOS II
   Legg Mason Partners Variable
     Appreciation Portfolio ..............  0.70%             --          0.02%         0.72%             --           0.72%
   Legg Mason Partners Variable
     Fundamental Value Portfolio .........  0.75%             --          0.03%         0.78%             --           0.78%
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS III, INC
   Legg Mason Partners Variable
     Adjustable Rate Income
     Portfolio*++ ........................  0.55%           0.25%         0.28%         1.08%             --           1.08%(3)
   Legg Mason Partners Variable
     Aggressive Growth Portfolio++ .......  0.75%             --          0.02%         0.77%             --           0.77%(3)
   Legg Mason Partners Variable
     Large Cap Growth Portfolio++ ........  0.75%             --          0.04%         0.79%             --           0.79%(3)
   Legg Mason Partners Variable
     Social Awareness Stock
     Portfolio++ .........................  0.71%             --          0.04%         0.75%             --           0.75%(4)

                                                        DISTRIBUTION                              CONTRACTUAL FEE   NET TOTAL
                                                           AND/OR                  TOTAL ANNUAL       WAIVER          ANNUAL
                                          MANAGEMENT   SERVICE (12b-1)    OTHER      OPERATING    AND/OR EXPENSE    OPERATING
UNDERLYING FUND:                             FEE            FEES        EXPENSES      EXPENSES     REIMBURSEMENT    EXPENSES**
----------------                          ----------   ---------------  --------   ------------   ---------------  -----------
MET INVESTORS SERIES TRUST
   Batterymarch Growth and
     Income Portfolio -- Class A .........  0.65%             --          0.09%         0.74%           0.09%          0.65%(5)(13)
   Batterymarch Mid-Cap Stock
     Portfolio -- Class A ................  0.70%             --          0.10%         0.80%             --           0.80%(13)
   Dreman Small-Cap Value ................  1.10%(5)
     Portfolio -- Class A ................  0.83%             --          3.64%         4.47%           3.37%           (13)
   Harris Oakmark International
     Portfolio -- Class A ................  0.82%             --          0.13%         0.95%             --           0.95%
   Janus Capital Appreciation
     Portfolio -- Class A ................  0.65%             --          0.09%         0.74%             --           0.74%(13)
   Legg Mason Partners Managed
     Assets Portfolio  -- Class A ........  0.50%             --          0.09%         0.59%             --           0.59%(13)
   Lord Abbett Bond Debenture
     Portfolio -- Class A ................  0.51%             --          0.05%         0.56%             --           0.56%
   Lord Abbett Growth and
     Income Portfolio -- Class B* ........  0.50%           0.25%         0.04%         0.79%             --           0.79%(14)
   Mercury Large-Cap Core
     Portfolio -- Class A ................  0.78%             --          0.12%         0.90%             --           0.90%(13)
   Met/AIM Capital Appreciation
     Portfolio -- Class A ................  0.76%             --          0.05%         0.81%             --           0.81%(13)
   Met/AIM Small Cap Growth
     Portfolio -- Class A ................  0.90%             --          0.10%         1.00%             --           1.00%(5)
   MFS(R) Value Portfolio -- Class A .....  0.73%             --          0.24%         0.97%             --           0.97%(13)
   Neuberger Berman Real Estate
     Portfolio -- Class A ................  0.67%             --          0.03%         0.70%             --           0.70%
   Pioneer Fund Portfolio -- Class A .....  0.75%             --          0.28%         1.03%           0.03%           (13)
   Pioneer Mid-Cap Value .................  1.00%(5)
     Portfolio -- Class A ................  0.75%             --          2.84%         3.59%           2.59%           (13)
   Pioneer Strategic Income
     Portfolio -- Class A ................  0.73%             --          0.09%         0.82%             --           0.82%(13)
METLIFE INVESTMENT FUNDS, INC.
   MetLife Investment
     Diversified Bond Fund ...............  0.41%             --          0.11%         0.52%             --           0.52%(6)
   MetLife Investment
     International Stock Fund ............  0.73%             --          0.19%         0.92%             --           0.92%(6)
   MetLife Investment Large
     Company Stock Fund ..................  0.53%             --          0.11%         0.64%             --           0.64%
   MetLife Investment Small
     Company Stock Fund ..................  0.64%             --          0.15%         0.79%             --           0.79%(6)
METROPOLITAN SERIES FUND, INC.
   BlackRock Aggressive Growth
     Portfolio -- Class D* ...............  0.73%           0.10%         0.06%         0.89%             --           0.89%
   BlackRock Bond Income
     Portfolio -- Class A ................  0.40%             --          0.07%         0.47%             --           0.47%(7)
   BlackRock Money Market
     Portfolio -- Class A ................  0.35%             --          0.07%         0.42%           0.01%          0.41%(8)

                                                        DISTRIBUTION                              CONTRACTUAL FEE   NET TOTAL
                                                           AND/OR                  TOTAL ANNUAL       WAIVER          ANNUAL
                                          MANAGEMENT   SERVICE (12b-1)    OTHER      OPERATING    AND/OR EXPENSE    OPERATING
UNDERLYING FUND:                             FEE            FEES        EXPENSES      EXPENSES     REIMBURSEMENT    EXPENSES**
----------------                          ----------   ---------------  --------   ------------   ---------------  -----------
   FI Large Cap Portfolio -- Class A .....  0.80%             --          0.06%         0.86%             --           0.86%(9)
   MFS(R) Total Return Portfolio --
     Class F* ............................  0.57%           0.20%         0.16%         0.93%             --           0.93%(12)
   Oppenheimer Global Equity
     Portfolio -- Class B ................  0.60%             --          0.33%         0.93%             --           0.93%
   T. Rowe Price Large Cap
     Growth Portfolio -- Class B*+ .......  0.60%           0.25%         0.12%         0.97%             --           0.97%(10)
   Western Asset Management
     High Yield Bond Portfolio --
     Class A .............................  0.48%             --          0.12%         0.60%             --           0.60%(9)
   Western Asset Management
     U.S. Government Portfolio --
     Class A .............................  0.54%             --          0.07%         0.61%             --           0.61%
PIMCO VARIABLE INSURANCE TRUST
   Real Return Portfolio --
     Administrative Class* ...............  0.25%             --          0.41%         0.66%             --           0.66%(11)
   Total Return Portfolio --
     Administrative Class* ...............  0.25%             --          0.40%         0.65%             --           0.65%
PUTNAM VARIABLE TRUST
   Putnam VT Small Cap Value Fund --
   Class IB* .............................  0.76%           0.25%         0.08%         1.09%             --           1.09%
VAN KAMPEN LIFE INVESTMENT TRUST
   Van Kampen Life Investment
     Comstock Portfolio Class II* ........  0.56%           0.25%         0.03%         0.84%             --           0.84%
VARIABLE INSURANCE PRODUCTS FUND
   VIP Asset Manager(SM)
     Portfolio -- Initial Class ..........  0.52%             --          0.12%         0.64%             --           0.64%
   VIP Contrafund(R) Portfolio --
     Service Class 2* ....................  0.57%           0.25%         0.09%         0.91%             --           0.91%
   VIP Equity-Income Portfolio
     -- Initial Class ....................  0.47%             --          0.09%         0.56%             --           0.56%
   VIP Growth Portfolio --
     Initial Class .......................  0.57%             --          0.10%         0.67%             --           0.67%
   VIP Mid Cap Portfolio --
     Service Class 2* ....................  0.57%           0.25%         0.12%         0.94%             --           0.94%

                                                                                                                         NET TOTAL
                                                                                                                           ANNUAL
                                                                                                                         OPERATING
                                                                                                                          EXPENSES
                                                                                                                         INCLUDING
                                                     DISTRIBUTION                                                           NET
                                                        AND/OR                             CONTRACTUAL    NET TOTAL      EXPENSES
                                                       SERVICE              TOTAL ANNUAL   FEE WAIVER      ANNUAL            OF
                                         MANAGEMENT    (12b-1)     OTHER     OPERATING   AND/OR EXPENSE   OPERATING      UNDERLYING
                                             FEE         FEES     EXPENSES    EXPENSES    REIMBURSEMENT   EXPENSES**     PORTFOLIOS
                                        -----------   ----------  --------  ------------ --------------   ----------    ------------
  METROPOLITAN SERIES FUND, INC. --
    ASSET ALLOCATION PORTFOLIOS
  MetLife Conservative Allocation
    Portfolio -- Class B * ...............  0.10%       0.25%       0.95%       1.30%        0.95%          0.35%        0.98%(a)(b)
  MetLife Conservative to Moderate
    Allocation Portfolio -- Class B* .....  0.10%       0.25%       0.31%       0.66%        0.31%          0.35%        1.00%(a)(b)

                                                                                                                         NET TOTAL
                                                                                                                           ANNUAL
                                                                                                                         OPERATING
                                                                                                                          EXPENSES
                                                                                                                         INCLUDING
                                                     DISTRIBUTION                                                           NET
                                                        AND/OR                             CONTRACTUAL    NET TOTAL      EXPENSES
                                                       SERVICE              TOTAL ANNUAL   FEE WAIVER      ANNUAL            OF
                                         MANAGEMENT    (12b-1)     OTHER     OPERATING   AND/OR EXPENSE   OPERATING      UNDERLYING
                                             FEE         FEES     EXPENSES    EXPENSES    REIMBURSEMENT   EXPENSES**     PORTFOLIOS
                                        -----------   ----------  --------  ------------ --------------   ----------    ------------
  MetLife Moderate Allocation ............  0.10%       0.25%       0.19%       0.54%        0.19%          0.35%        1.04%(a)(b)
  Portfolio -- Class B*
  MetLife Moderate to Aggressive
    Allocation Portfolio -- Class B* .....  0.10%       0.25%       0.24%       0.59%        0.24%          0.35%        1.06%(a)(b)
  MetLife Aggressive
    Allocation Portfolio -- Class B* .....  0.10%       0.25%       1.66%       2.01%        1.66%          0.35%        1.07%(a)(b)

--------------

* The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).

** Net Total Annual Operating Expenses do not reflect (1) voluntary waivers of fees or expenses; (2) contractual waivers that are in effect for less than one year from the date of this prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.

+    Closed to new investors.

++ Fees and expenses for this Portfolio are based on the Portfolio's fiscal year ended October 31, 2005.

NOTES

(1) While the maximum amount payable under the Fund's class rule 12b-1 plan is 0.35% per year of the Fund's class average annual net assets, the Board has set the current rate at 0.25% per year.

(2) The Fund's manager has agreed in advance to reduce its fees with respect to assets invested by the Fund in a Franklin Templeton Money Market Fund (the Sweep Money Fund). This reduction is required by the Fund's Board of Trustees (Board) and an exemptive order by the Securities and Exchange Commission (SEC).

(3) The Management Fee in the table has been restated to reflect a new fee schedule that became effective on November 1, 2005.

(4) The Management Fee in the table has been restated to reflect a new fee schedule that became effective on December 1, 2005.

(5) Met Investors Advisory LLC and Met Investors Series Trust have entered into an Expense Limitation Agreement under which Met Investors Advisory LLC has agreed to waive or limit its fees and to assume other expenses so that the total annual expenses of the Portfolio (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses) will not exceed, at any time prior to April 30, 2007, the following percentages: 0.65% for the Batterymarch Growth and Income Portfolio, 1.10% for the Dreman Small-Cap Value Portfolio, 1.05% for the Met/AIM Small Cap Growth Portfolio, 1.00% for the Pioneer Fund Portfolio and 1.00% for the Pioneer Mid-Cap Value Portfolio. Under certain circumstances, any fees waived or expenses reimbursed (except with respect to the Batterymarch Growth and Income Portfolio) by the investment manager may be repaid to the investment manager if, in the future, actual expenses of this portfolio are less than these expense limits. Certain amounts were recouped by the investment manager during 2005. The amounts repaid are reflected in Other Expenses and equal 0.04% for the Met/AIM Small Cap Growth Portfolio.

(6)  Expense information in the table has been restated to reflect current fees.

(7) Our affiliate, MetLife Advisers, LLC and the Metropolitan Series Fund, Inc. have entered into an expense agreement under which MetLife Advisers, LLC will waive, through April 30, 2007, the management fees (other than brokerage costs, interest, taxes or extraordinary expenses) payable by the Portfolio, in the following amount: 0.025% on assets in excess of $1 billion and less than $2 billion.

(8) Our affiliate, MetLife Advisers, LLC and the Metropolitan Series Fund, Inc. have entered into an expense agreement under which MetLife Advisers, LLC will waive, through April 30, 2007, the management fees (other than brokerage costs, interest, taxes or extraordinary expenses) payable by the Portfolio, in the following amount: 0.005% on the first $500 million of assets and .015% on the next $500 million of assets.

(9) The Portfolio's total annual expenses have been restated to reflect the reorganization of another Portfolio into this Portfolio which occurred as of the close of business on April 28, 2006. The expenses have also been restated to reflect contractual arrangements in effect on May 1, 2006.

(10) Our affiliate, MetLife Advisers, LLC and the Metropolitan Series Fund, Inc. have entered into an expense agreement under which MetLife Advisers, LLC will waive, through April 30, 2007, the management fees (other than brokerage costs, interest, taxes or extraordinary expenses) payable by the Portfolio, in the following amount: 0.015% on the first $50 million of assets.

(11) Ratio of expenses to average net assets excluding interest expense is 0.65%.

(12) The Management Fee in the table has been restated to reflect a new management fee schedule that became effective on May 1, 2006.

(13) Fees and expenses for this Portfolio are estimated for the year ending December 31, 2006.

(14) The Management Fee in the table has been restated to reflect a new management fee schedule that became effective on January 1, 2006.

(a) Our affiliate, MetLife Advisers, LLC, has contractually agreed, for the period May 1, 2006 through April 30, 2007, to waive fees or pay all expenses (other than brokerage costs, taxes, interest and any extraordinary expenses) so as to limit Net Operating Expenses (other than brokerage costs, taxes, interest and any extraordinary expenses) to 0.35%. This subsidy is subject to each Portfolio's obligation to repay MetLife Advisers in future years, if any, when the Portfolio's expenses for any Class fall below the expense limit for that Class that was in effect at the time of the subsidy. Such deferred expenses may be charged to the Portfolio in a subsequent year to the extent that the charge does not cause the expenses in such subsequent year to exceed the expense limit that was in effect at the time of the subsidy. The Portfolio is not obligated to repay such expenses more than five years after the end of the fiscal year in which the expenses were incurred.

(b) These portfolios are "fund of funds" portfolios that invest substantially all of their assets in other portfolios of the Metropolitan Series Fund, Inc. or the Met Investors Series Trust. Because these portfolios invest in other underlying portfolios, each of these portfolios also will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the investment management fee. The total expenses of the underlying portfolios (after any applicable fee waivers and expense reimbursements) as of December 31, 2005 are: 0.63% for the MetLife Conservative Allocation Portfolio; 0.65% for the MetLife Conservative to Moderate Allocation Portfolio; 0.69% for the MetLife Moderate Allocation Portfolio; 0.71% for the MetLife Moderate to Aggressive Allocation Portfolio; and 0.72% for the MetLife Aggressive Allocation Portfolio. The total annual operating expenses of the portfolios (before any applicable fee waivers and expense reimbursements), including the total operating expenses of the underlying portfolios (before any applicable fee waivers and reimbursements) as of December 31, 2005 are: 1.93% for the MetLife Conservative Allocation Portfolio, 1.31% for the MetLife Conservative to Moderate Allocation Portfolio; 1.23% for the MetLife Moderate Allocation Portfolio, 1.30% for the MetLife Moderate to Aggressive Allocation Portfolio, and 2.73% for the MetLife Aggressive Allocation Portfolio. Investors may be able to realize lower aggregate expenses by investing directly in the underlying portfolios instead of the Portfolio. An investor who chooses to invest directly in the Underlying Portfolios would not, however, receive the asset allocation services provided by MetLife Advisers.

EXAMPLES

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. These examples do not represent past or future expenses. Your actual expenses may be more or less than those shown.

These examples assume that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The examples reflect the annual Contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the examples are based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and do not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The examples assume that you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses. Your actual expenses will be less than those shown if you do not elect all of the available optional benefits.

EXAMPLE 1 -- This example assumes that you have elected the most expensive death benefit option, and the Guaranteed Minimum Withdrawal Benefit at the maximum charge.

                                            IF CONTRACT IS SURRENDERED AT THE              IF CONTRACT IS NOT SURRENDERED OR
                                                  END OF PERIOD SHOWN:                     ANNUITIZED AT END OF PERIOD SHOWN:
                                       -------------------------------------------- ------------------------------------------------
FUNDING OPTION                          1 YEAR    3 YEARS    5 YEARS     10 YEARS    1 YEAR      3 YEARS      5 YEARS     10 YEARS
--------------------                   --------- ---------- ----------- ----------- ----------  ----------  ------------ -----------
Underlying Fund with Maximum Total
Annual Operating Expenses............   1,197      2,552      3,859        6,416       697        2,052        3,359        6,416
Underlying Fund with Minimum Total
Annual Operating Expenses............    783       1,360      1,954        3,019       283         860         1,454        3,019

EXAMPLE 2 -- This example assumes that you have elected the most expensive death benefit option, the Guaranteed Minimum Withdrawal Benefit at the current charge, and the MAPP program at the maximum fee. Under the MAPP program, you choose to enter into a separate investment advisory agreement with Tower Square for the purpose of receiving asset allocation advice. The program is not a part of the Contract issued by the Company.

                                            IF CONTRACT IS SURRENDERED AT THE              IF CONTRACT IS NOT SURRENDERED OR
                                                  END OF PERIOD SHOWN:                     ANNUITIZED AT END OF PERIOD SHOWN:
                                       -------------------------------------------- ------------------------------------------------
FUNDING OPTION                          1 YEAR    3 YEARS    5 YEARS     10 YEARS    1 YEAR      3 YEARS      5 YEARS     10 YEARS
--------------------                   --------- ---------- ----------- ----------- ----------  ----------  ------------ -----------
Underlying Fund with Maximum Total
Annual Operating Expenses............   1,274      2,762      4,176        6,899       774        2,262        3,676        6,899
Underlying Fund with Minimum Total
Annual Operating Expenses............    863       1,599      2,350        3,795       363        1,099        1,850        3,795

                         CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

See Appendix A.

                            ASSET ALLOCATION SERVICES
--------------------------------------------------------------------------------

GENERAL

Asset allocation is a method of investment diversification that allocates assets among asset classes with the goal of managing investment risk and potentially enhancing returns over the long term. An asset class refers to a category of investments having similar characteristics, such as stocks/equities, bonds/fixed income, and cash equivalents. There are often further divisions among wider asset classes, for example, classes representing company size (large cap, mid cap, and small cap), and classes representing foreign and U.S. investments.

Asset allocation strategies reflect the theory that diversification among asset classes can help reduce volatility over the long term. There is no assurance that investment returns will be better through participation in the asset allocation program -- investments may still lose money and experience volatility.

THE COMPANY IS NOT THE SPONSOR OF THE ASSET ALLOCATION PROGRAM DESCRIBED BELOW. HOWEVER, THE COMPANY HAS AGREED TO FACILITATE ADMINISTRATION AND THE COLLECTION AND PAYMENT OF INVESTMENT ADVISORY FEES PAYABLE TO TOWER SQUARE UNDER THE TERMS OF THE ADVISORY AGREEMENT THAT IT ENTERS INTO WITH PARTICIPANTS. THE COMPANY IS NOT REGISTERED AS AN INVESTMENT ADVISOR, AND IS NOT OFFERING INVESTMENT ADVICE IN MAKING AVAILABLE THE ASSET ALLOCATION PROGRAM.

MANAGED ADVISORY PORTFOLIO PROGRAM ("MAPP") ASSET ALLOCATION PROGRAM

Effective May 1, 2006, the Managed Advisory Portfolio Program (the "program" or "MAPP") is closed to new qualified retirement plans. Participants who enrolled prior to May 1, 2006, may continue to make Purchase Payments into the program and participants in qualified retirement plans in which MAPP is available on May 1, 2006, may continue to enroll into the program. Effective July 1, 2006, MAPP will be closed to new participants in qualified retirement plans in which MAPP is available. Participants who enrolled in the program prior to July 1, 2006, may continue to make additional Purchase Payments into the program. Participants who cancel enrollment in the program may not re-enroll.

An affiliate of the Company, Tower Square Securities Inc. ("Tower Square"), offers an asset allocation program to participants of qualified retirement plans who own the Contract individually or are participants in a group Contract owned by the plan (collectively, "participants"). The program, called Managed Advisory Portfolio Program (the "program"), is available for an additional asset-based fee that is payable by the participant to Tower Square for offering the program. These payments are in addition to any compensation payable by the Company to Tower Square for selling the Contract. When a participant elects the program ("program participant"), he or she must enter into an investment advisory agreement with Tower Square. Tower Square has a fiduciary obligation with respect to program participants. Tower Square may not offer the program to all purchasers of the Contract.

THE FOLLOWING IS A GENERAL DESCRIPTION OF THE MANAGED ADVISORY PORTFOLIO PROGRAM -- A COMPLETE DESCRIPTION IS AVAILABLE IN THE DISCLOSURE STATEMENT FOR THE PROGRAM. NOTE: THERE ARE LIMITATIONS ON THE INVESTMENT ADVISORY ACTIVITIES THAT TOWER SQUARE'S REPRESENTATIVES CAN PERFORM FOR PROGRAM PARTICIPANTS. PLEASE REFER TO THE DISCLOSURE STATEMENT AND OTHER DOCUMENTS THAT TOWER SQUARE IS REQUIRED TO PROVIDE TO YOU.

Program participants must allocate their Contract Value according to one of six model portfolios developed by Standard & Poor's Investment Advisory Services LLC ("Standard & Poor's"), an investment advisor that Tower Square engaged to create the program. When electing the program, a program participant must complete a standardized questionnaire. Based on the results of the questionnaire, one of the six model portfolios is matched to the program participant based on his or her risk tolerance and investment time horizon. The program participant selects from the six model portfolios, and may select a model portfolio that is different than the recommended model portfolio.

Each model portfolio has different allocation percentages within each asset class, and is intended for a specific type of investor, from highly aggressive to very conservative. Each model portfolio identifies one or more Variable Funding Options offered under the Contract that correspond to each asset class within the model portfolio. A program participant will have his or her Contract Value allocated among the Variable Funding Options according to the applicable asset class weightings within the model portfolio elected.

At least annually, Standard & Poor's reviews the model portfolios and may make appropriate changes to the allocation percentages within the asset classes of the model portfolios and the recommended Variable Funding Options. If, as a result of such review, a change is made to a model portfolio, Tower Square will notify program participants in advance of the change, and the participant will have the opportunity to reject the change. At any time, a program participant can request a change to his or her model portfolio or the allocation of his or her Contract Value amongst the Variable Funding Options, or can elect to terminate the program. Tower Square representatives will make reasonable efforts to contact program participants at least annually to discuss any adjustments to the models and to determine whether the participant's investment objectives have changed. In addition, program participants will receive a quarterly performance report from the Company that provides information about the Variable Funding Options.

A program participant can elect to have his or her Contract Value "rebalanced" on a monthly, quarterly, semi-annual, or annual basis, to maintain the asset allocation percentages originally selected according to the model portfolio.

A program participant must allocate 100% of his or her Contract Value to the Variable Funding Options under the model portfolio they have chosen.

PROGRAM FEES -- DEDUCTIONS FROM CONTRACT VALUE

Tower Square charges an annual asset-based fee to participate in the program as a percentage of the participant's Contract Value, as described in the table below.


 CONTRACT VALUE EQUAL                              MAXIMUM ANNUAL FEE FOR
  TO OR GREATER THAN       BUT LESS THAN     MANAGED ADVISORY PORTFOLIO PROGRAM
-----------------------  -----------------  ------------------------------------
         $0                   $25,000                      0.80%
       $25,000                $50,000                      0.65%
       $50,000                $75,000                      0.50%
       $75,000               $100,000                      0.35%
      $100,000+                                            0.20%

The annual fee to participate in the program is in addition to any Contract fees and charges. Alternative fees may be negotiated by the qualified retirement plan and applied to all participants who elect the program. Fees payable for participating in the program are deducted on a quarterly basis from the Contract as a partial surrender. Partial surrenders made to pay program fees will reduce the participant's Contract Value, the guaranteed minimum death benefit, and the amount available for free withdrawals.

PLEASE CONSULT WITH YOUR INVESTMENT PROFESSIONAL TO DISCUSS THE PROGRAM.

                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------

Universal Annuity Advantage is a Contract between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many Contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding

Options. We may also offer a Fixed Account option. Where permitted by law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you.

                                                   MAXIMUM AGE BASED ON THE
                                               OLDER OF THE OWNER AND ANNUITANT
      DEATH BENEFIT/OPTIONAL FEATURE                 ON THE CONTRACT DATE
  ---------------------------------------     ----------------------------------

  Standard Death Benefit                                      80

  Annual Step-Up to Age 75 Death Benefit                      74

Since optional death benefits carry higher charges, you should consider the ages of the owner and Annuitant when electing these benefits, as the additional value provided by the benefit may be significantly reduced or eliminated depending on the ages of the owner and Annuitant at the time of election.

Purchase of this Contract through a tax-qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its Death Benefit, Annuity Option Benefits, and other non-tax-related benefits. You should consult with your financial advisor to determine if this Contract is appropriate for you.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 1-800-233-3591.

PURCHASE PAYMENTS

Your initial Purchase Payment is due and payable before the Contract becomes effective. Minimum Purchase Payment amounts are:

       o   IRAs: $1,000; minimum of $100 for subsequent payment

       o   other Qualified Contracts: $20

       o non-qualified Contracts: $1,000; minimum of $100 for subsequent payment

Any Purchase Payment that would cause the aggregate Purchase Payments under the Contract to exceed $1,000,000 are subject to our approval at our Home Office. Additional Purchase Payments are not permitted for Contracts purchased with a beneficiary-directed transfer of death benefit proceeds. We may restrict Purchase Payments into the Fixed Account whenever the current credited interest rate for the Fixed Account is equal to the minimum guaranteed rate specified in your Contract.

We will apply the initial Purchase Payment less any applicable premium tax within two business days after we receive it at our Home Office with a properly completed application or order request. If your request or other information accompanying the initial Purchase Payment is incomplete when received, we will hold the Purchase Payment for up to five business days. If we cannot obtain the necessary information within five business days, we will return the Purchase Payment in full, unless you specifically consent for us to keep it until you provide the necessary information.

We will credit subsequent Purchase Payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the Accumulation Period. During the Accumulation Period, an Accumulation Unit is used to calculate the value of a Contract. Each Variable Funding Option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in the value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of separate account charges shown in the Fee Table in this prospectus. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each Variable Funding Option by the value of its Accumulation Unit. Normally, we calculate the value of an Accumulation Unit for each Variable Funding Option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the New York Stock Exchange is open. After the value is calculated, we credit your Contract. During the Annuity Period (i.e., after the Maturity Date), you are credited with Annuity Units.

THE VARIABLE FUNDING OPTIONS

You choose the Variable Funding Options to which you allocate your Purchase Payments. From time to time we may make new Variable Funding Options available. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are only offered through variable annuity contracts, variable life insurance products, and maybe in some instances, certain retirement plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.

We select the Underlying Funds offered through this contract based on several criteria, including asset class coverage, the strength of the advisor's or subadvisor's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Underlying Fund's advisor or subadvisor is one of our affiliates or whether the Underlying Fund, its advisor, its subadvisor(s), or an affiliate will compensate us or our affiliates for providing certain administrative, marketing, and support services that would otherwise be provided by the Underlying Fund, the Underlying Fund's investment advisor, or its distributor. In some cases, we have included Underlying Funds based on recommendations made by broker-dealer firms. When the Company develops a variable annuity product in cooperation with a fund family or distributor (e.g., a "private label" product) the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

In certain circumstances, the Company's ability to remove or replace an Underlying Fund may be limited by the terms of a five-year agreement between MetLife, Inc. ("MetLife") and Legg Mason, Inc. ("Legg Mason") relating to the use of certain Underlying Funds advised by Legg Mason affiliates. The agreement sets forth the conditions under which the Company can remove an Underlying Fund, which, in some cases, may differ from the Company's own selection criteria. In addition, during the term of the agreement, subject to the Company's fiduciary and other legal duties, the Company is generally obligated in the first instance to consider Underlying Funds advised by Legg Mason affiliates in seeking to make a substitution for an Underlying Fund advised by a Legg Mason affiliate. The agreement was originally entered into on July 1, 2005 by MetLife and certain affiliates of Citigroup Inc. ("Citigroup") as part of MetLife's acquisition of MetLife Insurance Company of Connecticut (formerly, The Travelers Insurance Company) and MetLife Life and Annuity Company of Connecticut (formerly, The Travelers Life and Annuity Company) from Citigroup. Legg Mason replaced the Citigroup affiliates as party to the agreement when Citigroup sold its asset management business to Legg Mason.

We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new purchase payments and/or transfers of account value if we determine that the Underlying Fund no longer meets one or more of the selection, and/or if the Underlying Fund has not attracted significant allocations from contract owners. We do not provide investment advice and do not recommend or endorse any particular Underlying Fund.

If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in our judgment becomes inappropriate for purposes of the contract, or for any other reason in our sole discretion, we may substitute another Underlying Fund or Underlying Funds without your consent. The substituted Underlying Fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Underlying Funds to allocations of Purchase Payments or account value, or both, at any time in our sole discretion.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. As described above, an investment advisor (other than our affiliates MetLife Advisers, LLC and Met Investors Advisory LLC) or subadviser of an Underlying Fund, or its affiliates, may compensate the Company and/or certain of our affiliates for administrative or other services relating to the Underlying Funds. The amount of the compensation is not deducted from Fund assets and does not decrease the Fund's investment return. The amount of the compensation is based on a percentage of the assets of the Underlying Fund attributable to the Contracts and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisors or subadvisors (or other affiliates) may pay the Company more than others. These percentages currently range up to 0.50%. Additionally, an investment advisor or subadvisor of an Underlying Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the advisor or subadvisor (or their affiliate) with increased access to persons involved in the distribution of the Contracts.

The Company and/or certain of its affiliated insurance companies are joint members of its affiliated investment advisors MetLife Advisers, LLC and Met Investors Advisory LLC, which are formed as "limited liability companies." The Company's membership interests entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Fund. The Company may benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the advisors. (See "Fee Table -- Underlying Fund Fees and Expenses" for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for the Underlying Funds for information on the investment management fees paid by the advisors to the subadvisors.)

Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plan is described in more detail in the Underlying Fund's prospectus. (See "Fee Table -- Underlying Fund Fees and Expenses" and "Other Information -- Distribution of Variable Annuity Contracts"). The payments are deducted from assets of the Underlying Funds and are paid to our distributor, MLI Distribution, LLC (formerly, Travelers Distribution LLC). These payments decrease the Underlying Fund's investment return.

The agreement described above between MetLife and Legg Mason also obligates Legg Mason affiliates to continue on their current terms certain arrangements under which we receive payments in connection with our provision of administrative, marketing or other support services to the funds advised or sub-advised by Legg Mason affiliates.

Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund's investment strategy, investment advisors and its fees. You may obtain an Underlying Fund prospectus by calling 1-800-233-3591 or through your registered representative. We do not guarantee the investment results of the Underlying Funds.

The current Variable Funding Options are listed below, along with their investment advisors and any subadvisor:


               FUNDING                                   INVESTMENT                               INVESTMENT
                OPTION                                   OBJECTIVE                            ADVISOR/SUBADVISOR
---------------------------------------   -----------------------------------------   ------------------------------------
DREYFUS STOCK INDEX FUND, INC.
   Dreyfus Stock Index Fund -- Initial    Seeks to match the total return of the      The Dreyfus Corporation
   Shares                                 S&P 500 Index.                              Subadvisor: Mellon Equity
                                                                                      Associates
DREYFUS VARIABLE INVESTMENT FUND
   Dreyfus Variable Investment Fund       Seeks capital growth.                       The Dreyfus Corporation
     Developing Leaders Portfolio --
     Initial Shares

FRANKLIN TEMPLETON VARIABLE INSURANCE
   PRODUCTS TRUST
   Franklin Small-Mid Cap Growth          Seeks long-term capital growth.             Franklin Advisers, Inc.
     Securities Fund -- Class 2+
   Templeton Developing Markets           Seeks long-term capital appreciation.       Templeton Asset Management Ltd.
     Securities Fund -- Class 2
   Templeton Foreign Securities Fund --   Seeks long-term capital growth.             Templeton Investment Counsel, LLC
     Class 2                                                                         Subadvisor: Franklin Templeton
                                                                                      Investment Management Limited
   Templeton Global Asset Allocation      Seeks high total return.                    Templeton Investment Counsel, LLC
     Fund -- Class 1

JANUS ASPEN SERIES
   International Growth Portfolio --      Seeks long-term growth of capital.          Janus Capital Management LLC
     Service Shares

LAZARD RETIREMENT SERIES, INC.
   Lazard Retirement Small Cap Portfolio  Seeks long-term capital appreciation.       Lazard Asset Management LLC

LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS I, INC.
   Legg Mason Partners Variable All       Seeks capital appreciation.                 Salomon Brothers Asset Management,
     Cap Portfolio -- Class I+*                                                        Inc.
   Legg Mason Partners Variable           Seeks long-term growth of capital.          Salomon Brothers Asset Management,
     Investors Portfolio -- Class I       Secondarily, seeks current income. The      Inc.
                                          Fund normally invests in common stocks
                                          of established companies.
   Legg Mason Partners Variable Small     Seeks long term growth of capital.          Salomon Brothers Asset Management,
     Cap Growth Portfolio -- Class I                                                   Inc.

LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS II
   Legg Mason Partners Variable           Seeks long term appreciation of capital.    Smith Barney Fund Management LLC
     Appreciation Portfolio
   Legg Mason Partners Variable           Seeks long-term capital growth. Current     Smith Barney Fund Management LLC
     Fundamental Value Portfolio          income is a secondary objective.

LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS III, INC.
   Legg Mason Partners Variable           Seeks to provide high current income        Smith Barney Fund Management LLC
     Adjustable Rate Income Portfolio     and to limit the degree of fluctuation
                                          of its net asset value resulting from
                                          movements in interest rates.
   Legg Mason Partners Variable           Seeks capital appreciation.                 Smith Barney Fund Management LLC
     Aggressive Growth Portfolio
   Legg Mason Partners Variable Large     Seeks long term growth of capital.          Smith Barney Fund Management LLC
     Cap Growth Portfolio
   Legg Mason Partners Variable           Seeks long term capital appreciation        Smith Barney Fund Management LLC
     Social Awareness Stock Portfolio     and retention of net investment income.

MET INVESTORS SERIES TRUST
   Batterymarch Growth and Income         Seeks long-term accumulation of             Met Investors Advisory LLC
     Portfolio -- Class A                 principal through capital appreciation      Subadvisor: Batterymarch Financial
                                          and retention of net investment income.     Management, Inc.
   Batterymarch Mid-Cap Stock             Seeks growth of capital.                    MetLife Advisers, LLC
     Portfolio -- Class A                                                             Subadvisor: Batterymarch Financial
                                                                                      Management, Inc.

               FUNDING                                   INVESTMENT                               INVESTMENT
                OPTION                                   OBJECTIVE                            ADVISOR/SUBADVISOR
---------------------------------------   -----------------------------------------   ------------------------------------
   Dreman Small-Cap Value Portfolio --    Seeks capital appreciation.                 Met Investors Advisory LLC
     Class A                                                                          Subadvisor: Dreman Value
                                                                                      Management L.L.C.
   Harris Oakmark International           Seeks long-term capital appreciation.       Met Investors Advisory LLC
     Portfolio -- Class A                                                              Subadvisor: Harris Associates L.P.
   Janus Capital Appreciation             Seeks capital appreciation.                 Met Investors Advisory LLC
     Portfolio -- Class A                                                              Subadvisor: Janus Capital
                                                                                      Management LLC
   Legg Mason Partners Managed Assets     Seeks high total return.                    MetLife Advisers, LLC
     Portfolio                                                                        Subadvisor: Legg Mason Capital
                                                                                      Management, Inc.
   Lord Abbett Bond Debenture             Seeks high current income and the           Met Investors Advisory LLC
     Portfolio -- Class A                 opportunity for capital appreciation to     Subadvisor: Lord, Abbett & Co. LLC
                                          produce a high total return.
   Lord Abbett Growth and Income          Seeks growth of capital and current         Met Investors Advisory LLC
     Portfolio -- Class B                 income without excessive fluctuations       Subadvisor: Lord, Abbett & Co. LLC
                                          in the market value.
   Mercury Large-Cap Core Portfolio --    Seeks long-term capital growth.             Met Investors Advisory LLC
     Class A                                                                          Subadvisor: Merrill Lynch
                                                                                      Investment Managers, L.P.
   Met/AIM Capital Appreciation           Seeks capital appreciation.                 Met Investors Advisory LLC
     Portfolio -- Class A                                                              Subadvisor:  AIM Capital
                                                                                      Management, Inc.
   Met/AIM Small Cap Growth Portfolio     Seeks long-term growth of capital.          Met Investors Advisory LLC
     -- Class A                                                                        Subadvisor:  AIM Capital
                                                                                      Management, Inc.
   MFS(R) Value Portfolio -- Class A      Seeks capital appreciation and              Met Investors Advisory LLC
                                          reasonable income.                          Subadvisor: Massachusetts
                                                                                      Financial Services Company
   Neuberger Berman Real Estate           Seeks to provide total return through       Met Investors Advisory LLC
     Portfolio -- Class A                 investment in real estate securities,       Subadvisor: Neuberger Berman
                                          emphasizing both capital appreciation       Management, Inc.
                                          and current income.
   Pioneer Fund Portfolio -- Class A      Seeks reasonable income and capital         Met Investors Advisory LLC
                                          growth.                                     Subadvisor: Pioneer Investment
                                                                                      Management, Inc.
   Pioneer Mid-Cap Value Portfolio --     Seeks capital appreciation.                 Met Investors Advisory LLC
     Class A                                                                          Subadvisor: Pioneer Investment
                                                                                      Management, Inc.
   Pioneer Strategic Income Portfolio --  Seeks a high level of current income.       Met Investors Advisory LLC
     Class A                                                                          Subadvisor: Pioneer Investment
                                                                                      Management, Inc.
METLIFE INVESTMENT FUNDS, INC.
   MetLife Investment Diversified         Seeks to provide maximum long-term          MetLife Investment Funds
     Bond Fund                            total return (capital appreciation and      Management LLC
                                          income) by investing primarily in fixed     Subadvisors: Western Asset
                                          income securities.                          Management Company, LLP;
                                                                                      Wellington Management Company LLP:
                                                                                      SsgA Funds Management, Inc.
   MetLife Investment International       Seeks to provide maximum long-term          MetLife Investment Funds
     Stock Fund                           total return (capital appreciation and      Management LLC
                                          income) by investing primarily in           Subadvisors: AllianceBernstein
                                          common stocks of established non-U.S.       L.P.; Oechsle International
                                          companies.                                  Advisors LLC; and SsgA Funds
                                                                                      Management, Inc.
   MetLife Investment Large Company       Seeks to provide maximum long-term          MetLife Investment Funds
     Stock Fund                           total return (capital appreciation and      Management LLC
                                          income) by investing primarily in           Subadvisors: Wellington Management
                                          common stocks of well-established           Company; Smith Barney Fund
                                          companies.                                  Management LLC, and SsgA Funds
                                                                                      Management, Inc.
   MetLife Investment Small Company       Seeks to provide maximum long-term          MetLife Investment Funds
     Stock Fund                           total return (capital appreciation and      Management LLC
                                          income) by investing primarily in           Subadvisors: Delaware Management
                                          common stocks of small companies.           Company; OFI Institutional
                                                                                      Management, Inc.; and SsgA Funds
                                                                                      Management, Inc.

               FUNDING                                   INVESTMENT                               INVESTMENT
                OPTION                                   OBJECTIVE                            ADVISOR/SUBADVISOR
---------------------------------------   -----------------------------------------   ------------------------------------
METROPOLITAN SERIES FUND, INC.
   BlackRock Aggressive Growth            Seeks maximum capital appreciation.         MetLife Advisers, LLC
     Portfolio -- Class D                                                              Subadvisor: BlackRock Advisors,
                                                                                      Inc.
   BlackRock Bond Income Portfolio --     Seeks competitive total return              MetLife Advisers,
     Class A                              primarily from investing in                 Subadvisor: BlackRock Advisors,
                                          fixed-income securities.                    Inc.
   BlackRock Money Market Portfolio --    Seeks a high level of current income        MetLife Advisers, LLC
     Class A                              consistent with preservation of capital.    Subadvisor: BlackRock Advisors,
                                                                                      Inc.
   FI Large Cap Portfolio -- Class A      Seeks long-term growth of capital.          Met Investors Advisory LLC
                                                                                      Subadvisor: Fidelity Management &
                                                                                      Research Company
   MFS(R) Total Return Portfolio --       Seeks a favorable total return through      MetLife Advisers, LLC
     Class F                              investment in a diversified portfolio.      Subadvisor: Massachusetts
                                                                                      Financial Services Company
   Oppenheimer Global Equity              Seeks capital appreciation.                 MetLife Advisers, LLC
     Portfolio -- Class A                                                              Subadvisor: OppenheimerFunds, Inc.
   T. Rowe Price Large Cap Growth         Seeks long-term growth of capital and,      MetLife Advisers, LLC
     Portfolio -- Class B+*               secondarily, dividend income.               Subadvisor: T. Rowe Price
                                                                                      Associates Inc.
   Western Asset Management High          Seeks high current income.                  MetLife Advisers, LLC
     Yield Bond Portfolio -- Class A                                                   Subadvisor: Western Asset
                                                                                      Management Company
   Western Asset Management U.S.          Seeks to maximize total return              MetLife Advisers, LLC
     Government Portfolio -- Class A      consistent with preservation of capital     Subadvisor: Western Asset
                                          and maintenance of liquidity.               Management Company
ASSET ALLOCATION PORTFOLIOS
MetLife Aggressive Allocation             Seeks growth of capital.                    MetLife Advisers, LLC
   Portfolio -- Class B
MetLife Conservative Allocation           Seeks a high level of current income,       MetLife Advisers, LLC
   Portfolio -- Class B                   with growth of capital as a secondary
                                          objective.
MetLife Conservative to Moderate          Seeks high total return in the form of      MetLife Advisers, LLC
   Allocation Portfolio -- Class B        income and growth of capital, with a
                                          greater emphasis on income.
MetLife Moderate Allocation Portfolio --  Seeks a balance between a high level of     MetLife Advisers, LLC
   Class B                                current income and growth of capital,
                                          with a greater emphasis on growth of
                                          capital.
MetLife Moderate to Aggressive            Seeks growth of capital.                    MetLife Advisers, LLC
   Allocation Portfolio -- Class B
MetLife Aggressive Allocation             Seeks growth of capital.                    MetLife Advisers, LLC
   Portfolio -- Class B

PIMCO VARIABLE INSURANCE TRUST
   Real Return Portfolio --               Seeks maximum total return, consistent      Pacific Investment Management
     Administrative Class                 with preservation of  capital and           Company LLC
                                          prudent investment management.
   Total Return Portfolio --              Seeks maximum total return, consistent      Pacific Investment Management
     Administrative Class                 with preservation of capital and            Company LLC
                                          prudent investment management.
PUTNAM VARIABLE TRUST
   Putnam VT Small Cap Value Fund --      Seeks capital appreciation.                 Putnam Investment Management, LLC
     Class IB

VAN KAMPEN LIFE INVESTMENT TRUST
   Van Kampen Life Investment Trust       Seeks capital growth and income through     Van Kampen Asset Management
     Comstock Portfolio - Class II        investments in equity securities,
                                          including common stocks, preferred
                                          stocks and securities convertible into
                                          common and preferred stocks.

               FUNDING                                   INVESTMENT                               INVESTMENT
                OPTION                                   OBJECTIVE                            ADVISOR/SUBADVISOR
---------------------------------------   -----------------------------------------   ------------------------------------
VARIABLE INSURANCE PRODUCTS FUND
   VIP Asset Manager(SM) Portfolio --     Seeks to obtain high total return with      Fidelity Management & Research
     Initial Class                        reduced risk over the long term by          Company
                                          allocating its assets among stocks,
                                          bonds, and short-term instruments.
   VIP Contrafund(R) Portfolio --         Seeks long-term capital appreciation.       Fidelity Management & Research
     Service Class 2                                                                  Company
   VIP Equity-Income Portfolio --         Seeks reasonable income. The fund will      Fidelity Management & Research
     Initial Class                        also consider the potential for capital     Company
                                          appreciation. The fund's goal is to
                                          achieve a yield which exceeds the
                                          composite yield on the securities
                                          comprising the Standard & Poor's 500(SM)
                                          Index (S&P 500(R)).
   VIP Growth Portfolio -- Initial        Seeks to achieve capital appreciation.      Fidelity Management & Research
     Class                                                                            Company
   VIP Mid Cap Portfolio -- Service       Seeks long-term growth of capital.          Fidelity Management & Research
     Class 2                                                                          Company

--------------
+    Closed to new investors.

* This Closed Variable Funding Option has been subject to a merger, substitution or name change. Please see Appendix D for more information.

ASSET ALLOCATION PORTFOLIOS

The MetLife Conservative Allocation Portfolio, the MetLife Conservative to Moderate Allocation Portfolio, the MetLife Moderate Allocation Portfolio, the MetLife Moderate to Aggressive Allocation Portfolio and the MetLife Aggressive Allocation Portfolio, also known as the "asset allocation portfolios," are "fund of funds" portfolios that invest substantially all of their assets in other portfolios of the Metropolitan Fund or the Met Investors Fund. Therefore, each of these asset allocation portfolios will bear its pro-rata share of the fees and expenses incurred by the underlying portfolio in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the asset allocation portfolios. The expense levels will vary over time, depending on the mix of underlying portfolios in which the asset allocation portfolio invests. Contract Owners may be able to realize lower aggregate expenses by investing directly in the underlying portfolios instead of investing in the asset allocation portfolios.

A Contract Owner who chooses to invest directly in the underlying portfolios would not, however, receive asset allocation services provided by MetLife Advisers. For more information regarding the asset allocation portfolios, please read the prospectus for these portfolios.

                                  FIXED ACCOUNT
--------------------------------------------------------------------------------

We may offer our Fixed Account as a funding option. Please refer to your Contract and Appendix B for more information.

                             CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

GENERAL

We deduct the charges described below. The charges are for the services and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

       o the ability for you to make withdrawals and surrenders under the Contracts

       o the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners

       o the available funding options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs)

       o   administration of the annuity options available under the Contracts

       o   the distribution of various reports to Contract Owners

Costs and expenses we incur include:

       o losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts

       o sales and marketing expenses including commission payments to your sales agent and

       o   other costs of doing business

Risks we assume include:

       o that Annuitants may live longer than estimated when the annuity factors under the Contracts were established

       o that the amount of the death benefit will be greater than the Contract Value

       o that the costs of providing the services and benefits under the Contracts will exceed the charges deducted

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract based upon characteristics of the group. Such characteristics include, but are not limited to, the nature of the group, size, facility by which purchase payments will be paid, and aggregate amount of anticipated persistency. The availability of a reduction or elimination of the withdrawal charge or the administrative charge will be made in a reasonable manner and will not be unfairly discriminatory to the interest of any Contract Owner.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. The amount of any fee or charge is not impacted by an outstanding loan. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

WITHDRAWAL CHARGE

We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge (deferred sales charge) of 5% will apply if a Purchase Payment is withdrawn within five years of its payment date. This deferred sales charge is deducted only from Purchase Payments withdrawn, not on growth. For this calculation, the five years is measured from the first day of the month the payment is made.

In the case of a partial withdrawal, payments made first will be considered to be withdrawn first ("first in, first out"). In no event may the withdrawal charge exceed 5% of premiums paid in the five years immediately preceding the withdrawal date, nor may the charge exceed 5% of the amount withdrawn.

For purposes of the withdrawal charge calculation, withdrawals will be deemed to be taken first from:

     (a)  any Purchase Payments to which no withdrawal charge applies then

     (b) any remaining free withdrawal allowance (as described below) after reduction by the amount of (a), then

     (c) any Purchase Payments to which withdrawal charges apply (on a first-in, first-out basis) and, finally

     (d)  from any Contract earnings

Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

We will not deduct a withdrawal charge due to:

       o the death of the Contract Owner or Annuitant with no Contingent Annuitant surviving;

       o minimum distributions (as defined by the Internal Revenue Code) taken under our Managed Distribution Program then in effect if elected by the Contract Owner by written request;

       o   the start of a Life Annuity option;

       o the start of Payments for a Fixed Period of at least a 5-year duration;

       o disability of the Annuitant, subsequent to the Contract Date, as defined by the Internal Revenue Code, for Contracts issued as a 403(b) Plan; or

       o a distribution under a Contract issued as a 403(b) plan where the Annuitant is over age 55 and retired and the Contract has been in effect for at least 5 years. Payment must be made to the Contract Owner. Proof of retirement is required if the Annuitant is under age 65.

FREE WITHDRAWAL ALLOWANCE

Beginning in the second Contract Year and prior to the Maturity Date, you may withdraw up to 10% of the Contract Value annually. We calculate the available withdrawal amount as of the end of the previous Contract Year. The free withdrawal provision applies to all withdrawals. We reserve the right to not permit the provision on a full surrender. You may withdraw the Free Withdrawal Allowance during the first Contract Year if taken under a systematic withdrawal program.

Any withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on any withdrawal if the Contract Owner is under age 59 1/2. You should consult with your tax advisor regarding the tax consequences of a withdrawal.

TRANSFER CHARGE

We reserve the right to assess a transfer charge of up to $10 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

ADMINISTRATIVE CHARGE

Before the Maturity Date, we deduct a semiannual Contract administrative charge of $15 in June and December of each year from amounts allocated to the Separate Accounts. This charge is waived if your Contract Value is $60,000 or greater on the date the charge would be assessed. It is also waived from distribution of proceeds due to death. The charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e., calculate) from the date of purchase. We will also prorate this charge if you surrender your Contract, or if we terminate your Contract.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts we hold in each Separate Account applicable to the Variable Funding Options you select. We reflect the deduction in our calculation of accumulation and Annuity Unit values. If you choose the Standard Death Benefit, this charge is equal to 1.25% annually. If you select the Annual Step-Up to Age 75 Death Benefit, this charge is equal to 1.40% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE

If the GMWB option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, a maximum of 1.00% of the amounts held in each Variable Funding Option. The current charge is 0.40%. Your current charge will not change unless you reset your benefits, at which time we may modify the charge.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 3.5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, Contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

ASSET ALLOCATION SERVICES

If you are a participant in the MAPP program, there is an additional fee. Please see the section "Asset Allocation Services" in this prospectus.

                                    TRANSFERS
--------------------------------------------------------------------------------

Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the New York Stock Exchange will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. Transfers from the Fixed Account are subject to restrictions described in Appendix B.

Currently, there are no charges for transfers; however, we reserve the right to charge a $10 fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.

MARKET TIMING/EXCESSIVE TRADING

Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the Underlying Funds and may disrupt Underlying Fund management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be present in the international, small-cap, and high-yield Underlying Funds (i.e., Dreman Small-Cap Value Portfolio, Dreyfus Variable Investment Fund Developing Leaders Portfolio, Franklin Small-Mid Cap Growth Securities Fund, Harris Oakmark International Portfolio, Lazard Retirement Small Cap Portfolio, Legg Mason Partners Variable Small Cap Growth Portfolio, Lord Abbett Bond Debenture Portfolio, Met/AIM Small Cap Growth Portfolio, MetLife Investment International Stock Fund, MetLife Investment Small Company Stock Fund, Oppenheimer Global Equity Portfolio, Pioneer Strategic Income Portfolio, Putnam VT Small Cap Value Fund, Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund, and Western Asset Management High Yield Bond Portfolio (the "Monitored Portfolios"), and we monitor transfers in those portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below.

We do not believe that other Underlying Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Underlying Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Underlying Funds, we rely on the Underlying Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Contract Owners or other persons who have an interest in the Contracts, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

       o reject the transfer instruction of any agent acting under a power of attorney on behalf of more than one Contract Owner; or

       o reject the transfer or exchange instructions of individual Contract Owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Contract Owner.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Contract Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Contract Owners and other persons with interests in the Contracts. We do not accommodate market timing in any Underlying Funds and there are no arrangements in place to permit any Contract Owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.

The Underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Contract Owners and other persons with interests in the Contracts should be aware that we currently may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds. However, under the rules recently adopted by the Securities and Exchange Commission, effective October 16, 2006, we will be required to (1) enter into a written agreement with each Underlying Fund or its principal underwriter that will obligate us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners; and (2) execute instructions from the Underlying Fund to restrict or prohibit further Purchase Payments or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.

In addition, Contract Owners and other persons with interests in the Contracts should be aware that some Underlying Funds may receive "omnibus" purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual Contract Owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under either a 6 Month Program or 12 Month Program. The 6 Month Program and the 12 Month Program will generally have different credited interest rates. Under the 6 Month Program, the interest rate can accrue up to 6 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest on a level basis to the selected funding options in 6 months. Under the 12 Month Program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this Program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial Program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete Program enrollment instructions within

15 days of receipt of the initial Program Purchase Payment, the entire balance in the Program will be transferred into the Money Market Variable Funding Option.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for non-Program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payments we receive within the Program period selected to the current funding options over the remainder of that Program transfer period, unless you direct otherwise.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. Transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.

                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

The Contract Owner may redeem all or any portion of the Cash Surrender Value any time before the Maturity Date. Unless you submit a Written Request specifying the fixed or Variable Funding Option(s) from which amounts are to be withdrawn, the withdrawal will be made on a pro-rata basis. The Cash Surrender Value will be determined as of the business day after we receive the surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments made. Withdrawals during the annuity period are not allowed.

We may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

If your Contract is issued as part of a 403(b) plan, there are restrictions on your ability to make withdrawals from your Contract. You may not withdraw contributions or earnings made to your Contract after December 31, 1988 unless you are (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if you are experiencing a financial hardship, you may only withdraw contributions, not earnings. You should consult with your tax advisor before making a withdrawal from your Contract.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE")

We offer a Guaranteed Minimum Withdrawal Benefit rider ("GMWB Rider") for an additional charge. The GMWB Rider guarantees a return of your Purchase Payment regardless of market conditions if you do not withdraw more than a certain amount per year. Once you elect this benefit, you cannot cancel it. You may elect the benefit at the time you purchase your Contract, or you may elect to add the benefit to your Contract at any time after your Contract Date. You may only elect this benefit if you are age 55 or older. GMWB will automatically terminate upon annuitization or if you assign your Contract to a different Contract Owner.

If you elect the benefit at the time you purchase your Contract, your initial Purchase Payment is used to determine your initial remaining benefit base, ("RBB"), or the maximum amount of money that is guaranteed to be returned to you subject to the conditions below. If you elect to add the benefit to your Contract after your Contract Date, your Contract Value on the date you elect the benefit is used to determine your initial RBB. The maximum amount you may withdraw on an annual basis without an adverse effect on your guarantee is your annual withdrawal benefit ("AWB").

If you make your first withdrawal within three full years after the effective date of your GMWB, your AWB will equal 5% of your RBB immediately prior to your first withdrawal. If you begin making withdrawals more than three complete years after the effective date of your GMWB, your AWB will equal 10% of your RBB immediately prior to your first withdrawal. Your AWB may be taken on any payment schedule you request, e.g. monthly. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of or none of your AWB in any given year, your RBB and AWB will not increase. You can continue to receive your AWB until the RBB is depleted. If you take a partial withdrawal, and your AWB is greater than the free withdrawal allowance, withdrawal charges are waived only on amounts up to your AWB.

Your RBB and AWB will not change unless you make subsequent Purchase Payments or take withdrawals from your Contract, as described below.

If you make subsequent payments, we will recalculate your RBB and your AWB. Your new RBB equals your RBB immediately prior to the subsequent payment plus the subsequent payment. We reserve the right not to include subsequent Purchase Payments in the calculation of the RBB. When your RBB is adjusted because you have made a subsequent Purchase Payment, your AWB is recalculated to equal the AWB immediately prior to the subsequent payment, plus either 5% or 10% of the subsequent payment, depending on when you have taken your first withdrawal.

We must consent to any RBB over $1 million. We may impose a maximum RBB in the future. We would impose the maximum RBB by excluding subsequent premium payments from the RBB. Such a maximum would not apply to any RBB to which we previously consented. These restrictions may apply differently depending on the state that your Contract is issued.

WITHDRAWALS: If the total of all withdrawals since the most recent Contract Date anniversary (or for Contract Owners who elect GMWB after the Contract Date, the "GMWB election anniversary"), including the current withdrawal, is equal to or less than your AWB immediately prior to the current withdrawal, we will recalculate your RBB to equal the RBB immediately prior to the withdrawal, less the amount of the current withdrawal.

If the total amount of all withdrawals since the most recent Contract Date anniversary (or GMWB election anniversary), including the current withdrawal, exceed the AWB, we will recalculate both your RBB and AWB by applying a partial surrender reduction. The partial surrender reduction is equal to 1) the RBB or AWB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

WITHDRAWAL EXAMPLE: The following example is intended to illustrate the effect of withdrawals on your RBB and AWB. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the Variable Funding Options selected by you. The example does not reflect the deduction of fees and charges, withdrawal charges and applicable income taxes and penalties. Assume your initial RBB is $100,000, your age is less than 70, and you take a withdrawal of $10,000 after your first GMWB anniversary:

                           WITHDRAWAL EXAMPLE FOR GMWB

------------------- ------------------------------------------------------ ---------------------------------------------------
                               ASSUMES 10% GAIN ON INVESTMENT                        ASSUMES 10% LOSS ON INVESTMENT
------------------- ------------------------------------------------------ ---------------------------------------------------
                     CONTRACT                                               CONTRACT
                      VALUE             RBB                AWB (5%)          VALUE            RBB               AWB (5%)
------------------- ----------- --------------------- -------------------- ----------- ------------------- -------------------
VALUES AS OF
------------------- ----------- --------------------- -------------------- ----------- ------------------- -------------------
CONTRACT DATE (OR
GMWB EFFECTIVE
DATE)                $100,000         $100,000              $5,000          $100,000        $100,000             $5,000
------------------- ----------- --------------------- -------------------- ----------- ------------------- -------------------
IMMEDIATELY PRIOR
TO WITHDRAWAL,
CONTRACT YEAR TWO
(OR GMWB ELECTION
YEAR TWO)            $110,000         $100,000              $5,000          $90,000         $100,000             $5,000
------------------- ----------- --------------------- -------------------- ----------- ------------------- -------------------
IMMEDIATELY AFTER    $100,000         $90,909               $4,545          $80,000         $88,889              $4,444
WITHDRAWAL,
CONTRACT YEAR TWO               [100,000 -- (100,000    [5,000 -- (5,000                  [100,000 --       [5,000 -- (5,000
(OR GMWB ELECTION                x10,000/110,000)]     x90,909/100,000)]                   (100,000         x88,889/100,000)]
YEAR TWO)                                                                               x10,000/90,000)]
------------------- ----------- --------------------- -------------------- ----------- ------------------- -------------------

------------------- ----------- --------------------- -------------------- ----------- ------------------- -------------------
CHANGE IN VALUE
DUE TO WITHDRAWAL
(PARTIAL
SURRENDER
REDUCTION)           $10,000           $9,091                $455           $10,000         $11,111               $556
------------------- ----------- --------------------- -------------------- ----------- ------------------- -------------------

You may choose to reset your RBB to equal your current Contract Value any time on or after the 5th Contract Date anniversary if you elect the benefit at the time you purchase your Contract (or on or after the 5th GMWB election anniversary). Depending on your Contract Value and the current fee for GMWB, it may not be beneficial to reset your RBB. Generally, it may be beneficial to reset your RBB if your Contract Value exceeds your RBB. However, the current charge in effect at the time of the reset will apply which may be higher than the current charge. Further, if you reset your RBB, your new AWB may be higher or lower than your current AWB. Your second and all subsequent resets must occur at least 5 years from the most recent reset. If your first withdrawal from the Contract is prior to your third Contract Date anniversary (or your 3rd GMWB election anniversary), your AWB will equal 5% of your RBB after any reset. Similarly, if you began taking withdrawals after your third Contract Year (or after your 3rd GMWB election anniversary), your AWB will equal 10% of your RBB after any reset. In addition, the length of time over which you can expect to receive your RBB will be reset. Once you become eligible to reset your RBB, we reserve the right to allow resets only on a contract anniversary (or GMWB election anniversary).

If your Contract Value reaches zero, and you have purchased this benefit, the following will occur:

       o The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly. Upon your death, your beneficiary will receive these payments. No other death benefit will be paid.

       o The total annual payment amount will equal the AWB and will never exceed your RBB, and

       o We will no longer accept subsequent Purchase Payments into the Contract.

If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect this option, you must make the election on the form we provide. We will surrender Accumulation Units pro-rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 1/2. There is no additional fee for electing systematic withdrawals. You should consult with your tax advisor regarding the tax consequences of systematic withdrawals.

MANAGED DISTRIBUTION PROGRAM

Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70 1/2. (See "Federal Tax Considerations.") These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program.

LOANS

Loans may be available under certain Qualified Contracts. Loans may only be taken against funds allocated or transferred to the Fixed Account. If available, all loan provisions are described in your Contract or loan agreement. You may not elect the GMWB benefit and have a loan on your Contract at the same time. If you anticipate needing a loan, you should not purchase GMWB.

                              OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------

TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, take a loan or make additional Purchase Payments.

JOINT OWNER. For non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

CONTINGENT ANNUITANT. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living;

       o   the death benefit will not be payable upon the Annuitant's death

       o   the Contingent Annuitant becomes the Annuitant

       o   all other rights and benefits will continue in effect

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                  DEATH BENEFIT
--------------------------------------------------------------------------------

Before the Maturity Date, generally, a death benefit is payable when either the Contract Owner or the Annuitant dies and there is no surviving Contingent Annuitant. At purchase, you elect either the Standard Death Benefit or the Annual Step-Up to Age 75 Death Benefit. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions or election of spousal contract continuance or beneficiary contract continuance (Death Report Date).

Two different types of death benefits are available under the Contract prior to the Maturity Date:

       o   Standard Death Benefit

       o   Annual Step-Up Death Benefit to Age 75

The Annual Step-Up Death Benefit to Age 75 may not be available in all jurisdictions.

Note: If the owner dies before the Annuitant, the death benefit is recalculated, replacing all references to "Annuitant" with "owner." All death benefits will be reduced by any premium tax and outstanding loans not previously deducted.

DEATH PROCEEDS BEFORE THE MATURITY DATE

STANDARD DEATH BENEFIT

Upon the death of the Annuitant, the death benefit payable as of the Death Report Date will be the greatest of (a), (b) or (c) below, each reduced by any applicable premium tax or outstanding loan balance:

     a)   the Contract Value on the Death Report Date; or

     b)   the Adjusted Purchase Payment (as described below); or*

     c)   the Five-Year Step-Up Value to Age 75 (if any, as described below).

* If you have elected the GMWB Rider (Principal Guarantee) your adjusted Purchase Payment will NOT be calculated as described below but will be equal to your aggregate Purchase Payments minus your aggregate withdrawals from the date the rider is added to your Contract.

ADJUSTED PURCHASE PAYMENT

The initial Adjusted Purchase Payment is equal to the initial Purchase Payment. Whenever any additional Purchase Payment(s) are made, the Adjusted Purchase Payment is increased by the amount of the Purchase Payment. Whenever a partial surrender is taken, the Adjusted Purchase Payment is reduced by a Partial Surrender Reduction as described below.

FIVE-YEAR STEP-UP VALUE TO AGE 75

A Step-Up Value will be established on the fifth Contract Date anniversary that occurs on or prior to the date of death. The Step-Up Value will initially equal the Contract Value on that anniversary. On each Contract Date anniversary that occurs five (5) years from when the last Step-Up Value was determined before the Annuitant's 75th birthday and before the Annuitant's death, if the Contract Value is greater than the Step-Up Value, the Step-Up Value will be increased to equal the Contract Value. If the Step-Up Value is greater than the Contract Value, the Step-Up Value will remain unchanged. Whenever a Purchase Payment is made, the Step-Up Value will be increased by the amount of that Purchase Payment. Whenever a partial surrender is taken, the Step-Up Value will be reduced by a partial Surrender Reduction as described below. The only changes made to the Step-Up Value on or after the Annuitant's 75th birthday will be those related to additional Purchase Payments or partial surrenders as described below. If either the Death Report Date or the Annuitant's 75th birthday occurs before the fifth Contract Date anniversary, there is no Step-Up Value.

PARTIAL SURRENDER REDUCTION

FOR THE ADJUSTED PURCHASE PAYMENT:

A Partial Surrender Reduction is equal to (1) the Adjusted Purchase Payment in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

FOR THE STEP-UP VALUE:

The Partial Surrender Reduction is equal to (1) the Step-Up Value in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value, immediately prior to the partial surrender.

If you are age 70 or older when you purchase this Contract, you should consider that there is no Step-Up Value under the Standard Death Benefit.

ANNUAL STEP-UP DEATH BENEFIT TO AGE 75

You may select the Annual Step-Up Death Benefit to Age 75 for an extra charge.

Upon the death of the Annuitant, the death benefit payable as of the Death Report Date will be the greatest of (a), (b) or (c) below, each reduced by any applicable premium tax or outstanding loan balance:

     a)   the Contract Value on the Death Report Date; or

     b)   the Adjusted Purchase Payment (as described below); or*

     c)   the Annual Step-Up Value to Age 75 (if any, as described below).

* If you have elected the GMWB Rider (Principal Guarantee) your adjusted Purchase Payment will NOT be calculated as described below but will be equal to your aggregate Purchase Payments minus your aggregate withdrawals from the date the rider is added to your Contract.

ADJUSTED PURCHASE PAYMENT

The initial Adjusted Purchase Payment is equal to the initial Purchase Payment. Whenever any additional Purchase Payment(s) are made, the Adjusted Purchase Payment is increased by the amount of the Purchase Payment. Whenever a partial surrender is taken, the Adjusted Purchase Payment is reduced by a Partial Surrender Reduction as described below.

ANNUAL STEP-UP VALUE TO AGE 75

A Step-Up Value will be established on the first Contract Date anniversary that occurs on or prior to the date of death. The Step-Up Value will initially equal the Contract Value on that anniversary. On each Contract Date anniversary that occurs before the Annuitant's 75th birthday and before the Annuitant's death, if the Contract Value is greater than the Step-Up Value, the Step-Up Value will be increased to equal the Contract Value. If the Step-Up Value is greater than the Contract Value, the Step-Up Value will remain unchanged. Whenever a Purchase Payment is made, the Step-Up Value will be increased by the amount of that Purchase Payment. Whenever a partial surrender is taken, the Step-Up Value will be reduced by a partial Surrender Reduction as described above. The only changes made to the Step-Up Value on or after the Annuitant's 75th birthday will be those related to additional Purchase Payments or partial surrenders as described above. If either the Death Report Date or the Annuitant's 75th birthday occurs before the first Contract Date anniversary, there is no Step-Up Value.

The Annual Step-Up Death Benefit to Age 75 is not available if you or your Annuitant is age 75 or older on the Contract Date.

PARTIAL SURRENDER REDUCTION

FOR THE ADJUSTED PURCHASE PAYMENT:

A Partial Surrender Reduction is equal to (1) the Adjusted Purchase Payment in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

FOR THE STEP-UP VALUE:

The Partial Surrender Reduction is equal to (1) the Step-Up Value in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value, immediately prior to the partial surrender.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                                           NON-QUALIFIED CONTRACTS

----------------------------------- --------------------------- ---------------------------------------- ----------------------
BEFORE THE MATURITY DATE, UPON       THE COMPANY WILL PAY       UNLESS. . .                               MANDATORY PAYOUT
       THE DEATH OF THE                THE PROCEEDS TO:                                                     RULES APPLY*
----------------------------------- --------------------------- ---------------------------------------- ----------------------
OWNER (WHO IS NOT THE               The beneficiary (ies),      Unless the beneficiary elects to         Yes
ANNUITANT)                          or if none, to the          continue the Contract rather than
                                    Contract Owner's            receive the distribution.
                                    estate.
----------------------------------- --------------------------- ---------------------------------------- ----------------------
OWNER (WHO IS THE ANNUITANT)        The beneficiary (ies),      Unless the beneficiary elects to         Yes
                                    or if none, to the          continue the Contract rather than
                                    Contract Owner's            receive the distribution.
                                    estate.
----------------------------------- --------------------------- ---------------------------------------- ----------------------
ANNUITANT (WHO IS NOT THE           The beneficiary (ies),      Unless the beneficiary elects to         Yes
CONTRACT OWNER)                     or if none, to the          continue the Contract rather than
                                    Contract Owner.             receive the distribution.
----------------------------------- --------------------------- ---------------------------------------- ----------------------
ANNUITANT (WHO IS THE CONTRACT      See death of "owner                                                  Yes
OWNER)                              who is the Annuitant"
                                    above.
----------------------------------- --------------------------- ---------------------------------------- ----------------------
ANNUITANT (WHERE OWNER IS A         The beneficiary (ies)                                                Yes (Death of
NONNATURAL ENTITY/TRUST)            (e.g. the trust) or if                                               Annuitant is treated
                                    none, to the owner.                                                  as death of the
                                                                                                         owner in these
                                                                                                         circumstances.)
----------------------------------- --------------------------- ---------------------------------------- ----------------------
BENEFICIARY                         No death proceeds are                                                N/A
                                    payable; Contract
                                    continues.
----------------------------------- --------------------------- ---------------------------------------- ----------------------
CONTINGENT BENEFICIARY              No death proceeds are                                                N/A
                                    payable; Contract
                                    continues.
----------------------------------- --------------------------- ---------------------------------------- ----------------------

                                                    QUALIFIED CONTRACTS

----------------------------------- --------------------------- ---------------------------------------- ----------------------
BEFORE THE MATURITY DATE, UPON          THE COMPANY WILL         UNLESS. . .                                 MANDATORY
                                                                                                            PAYOUT RULES
       THE DEATH OF THE               PAY THE PROCEEDS TO:                                                     APPLY*
----------------------------------- --------------------------- ---------------------------------------- ----------------------
OWNER/ANNUITANT                     The beneficiary(ies),        Unless the beneficiary elects to        Yes
                                    or if none, to the           continue the Contract rather than
                                    Contract Owner's estate.     receive the distribution.
----------------------------------- --------------------------- ---------------------------------------- ----------------------
BENEFICIARY                         No death proceeds are                                                N/A
                                    payable; Contract
                                    continues.
----------------------------------- --------------------------- ---------------------------------------- ----------------------
CONTINGENT BENEFICIARY              No death proceeds are                                                N/A
                                    payable; Contract
                                    continues.
----------------------------------- --------------------------- ---------------------------------------- ----------------------

-------------
 * Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any Owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. For Qualified Contracts, if mandatory distributions have begun at the death of the Annuitant, the 5 year payout option is not available.

SPOUSAL CONTRACT CONTINUANCE (NON-QUALIFIED CONTRACTS, IRAS AND
ROTH IRAS ONLY -- DOES NOT APPLY IF A NON-SPOUSE IS A JOINT OWNER)

Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the maturity date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.

If your spouse elects to continue the Contract as Contract Owner, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.

Any premium paid before the Death Report Date is no longer subject to a withdrawal charge if your spouse elects to continue the Contract. Purchase Payments made to the Contract after the Death Report Date will be subject to the withdrawal charge. All other Contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse's age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract.

BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(s) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump-sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

       o   transfer ownership

       o   make additional Purchase Payments

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. All other fees and charges applicable to the original Contract will also apply to the continued Contract. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

PLANNED DEATH BENEFIT

You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

       o through an annuity for life or a period that does not exceed the beneficiary's life expectancy or

       o under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(s) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity option then in effect.

                               THE ANNUITY PERIOD
--------------------------------------------------------------------------------

MATURITY DATE

Under the Contract, you can receive regular payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). The Maturity Date must be at least 13 months after the Contract Date. You can also choose among annuity options or elect a lump-sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life; (b) for life with a minimum number of payments assured; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.

You may choose to annuitize at any time after the first Contract Date anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant's 90th birthday or ten years after the effective date of the Contract, if later. This requirement may be changed by us.

At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 90th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your cash value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See "Transfers.")

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The Contract tables factor in an assumed daily net investment factor of 3.5%. We call this your net investment rate. Your net investment rate corresponds to an annual interest rate of 3.5%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3.5%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3.5%, then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under "Variable Annuity," except that the amount we apply to begin the annuity will be your cash value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Life Annuity Tables in effect on the Maturity Date.

                                 PAYMENT OPTIONS
--------------------------------------------------------------------------------

ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once annuity payments have begun, no further elections are allowed. Once annuity payments have begun, the Contract has no cash surrender value and no full or partial withdrawals are permitted, except if you select a variable annuity under Option 5 Payments for a Fixed Period.

During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 5 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract. (See "Annuity Options.")

The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, we reserve the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the person on whose life the payments are based, terminating with the last payment preceding death. While this option offers the maximum periodic payment, there is no assurance of a minimum number of payments, nor is there a provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as selected, payments will be continued during the remainder of the period to the beneficiary designated. The beneficiary may instead receive a single sum settlement equal to the discounted value of the future payments with the interest rate equivalent to the assumption originally used when the annuity began.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make Annuity Payments during the joint lifetime of the two persons on whose lives payments are based, and during the lifetime of the survivor. No further payments will be made following the death of the survivor. There is no assurance of a minimum number of payments, nor is there a provision for a death benefit upon the survivor's death.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduces on Death of Primary Payee. The Company will make Annuity Payments during the lifetime of the two persons on whose lives payments are based. One of the two persons will be designated as the primary payee. The other will be designated as the secondary payee. On the death of the secondary payee, if survived by the primary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, if survived by the secondary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments that would have been made during the lifetime of the primary payee. No further payments will be made following the death of the survivor.

Option 5 -- Payments for a Fixed Period. We will make monthly payments for the period selected. If you elect this option as a variable annuity, at any time after the Maturity Date, you may elect to redeem all remaining guaranteed Fixed Period payments and receive a present value in a lump sum. The interest rate used to calculate the present value is 4.5%, which is a rate 1% higher than the 3.5% assumed daily net investment factor applicable under the Contract. The remaining payments for the Fixed Period selected are assumed to be level payments equal to the most recent period certain payment for the Fixed Period prior to the request for a lump sum, adjusted for the investment experience of the applicable Variable Funding Options since the prior determination. Withdrawal charges may be applicable and will be deducted from the present value the same as if you fully surrendered your Contract. For the purpose of calculating the withdrawal charge, annuity payments will be treated as partial withdrawals. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.

Option 6 -- Other Annuity Options. We will make any other arrangements for Annuity Payments as may be mutually agreed upon.

                        MISCELLANEOUS CONTRACT PROVISIONS
--------------------------------------------------------------------------------

RIGHT TO RETURN

You may return the Contract for a full refund of the Contract Value plus any Contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

We will determine the cash value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION

We reserve the right to terminate the Contract on any business day if the Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If the Contract is terminated, we will pay you the cash value less any applicable premium tax, and less any applicable administrative charge. In certain states we may be required to pay the Contract Value.

REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

ASSIGNMENT

A non-qualified Contract may be assigned. We are not responsible for determining the validity of an assignment. Assigning a non-qualified Contract may have tax consequences, so you should consult with your tax advisor. A Qualified Contract may not be transferred or assigned, unless allowed by applicable law.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange is closed; (2) when trading on the New York Stock Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value of the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. At any time, payments from the Fixed Account may be delayed up to 6 months.

                                OTHER INFORMATION
--------------------------------------------------------------------------------

THE INSURANCE COMPANY

MetLife Insurance Company of Connecticut (formerly The Travelers Insurance Company) is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands, and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

FINANCIAL STATEMENTS

The financial statements for the insurance company and for the Separate Account are located in the Statement of Additional Information.

DISTRIBUTION OF THE CONTRACTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut (together the "Company") have appointed MLI Distribution LLC ("MLIDLLC") (formerly Travelers Distribution LLC) to serve as the principal underwriter and distributor of the securities offered through this prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. MLIDLLC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses MLIDLLC for expenses MLIDLLC incurs in distributing the Contracts (e.g., commissions payable to retail broker-dealers who sell the Contracts). MLIDLLC does not retain any fees under the Contracts; however, MLIDLLC may receive 12b-1 fees from the Underlying Funds.

MLIDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. MLIDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

MLIDLLC and the Company enter into selling agreements with affiliated and unaffiliated broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such affiliated or unaffiliated broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Contracts are offered on a continuous basis.

COMPENSATION. Broker-dealers who have selling agreements with MLIDLLC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates.

We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.50% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 1.50% annually of average Contract Value (if asset-based compensation is paid to registered representatives).

The Company and MLIDLLC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDLLC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract Owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDLLC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products. The Company and MLIDLLC have entered into preferred distribution arrangements with their affiliates Tower Square Securities, Inc. and MetLife Investors Distribution Company, as well as with the unaffiliated broker-dealer firms identified in the Statement of

Additional Information. See the Statement of Additional Information - "DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT" for a list of the broker-dealer firms that received compensation during 2005, as well as the range of additional compensation paid. The Company and MLIDLLC may enter into similar arrangements with their other affiliates Metropolitan Life Insurance Company, Walnut Securities, Inc. and New England Securities Corporation.

The Company and MLIDLLC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment advisor to one or more Underlying Funds which are offered under the Contracts. These investment advisory firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers, Inc., Merrill Lynch Investment Managers, L.P., MetLife Investment Funds Management LLC, MetLife Advisers LLC and Met Investors Advisory LLC. MetLife Investment Funds Management LLC, MetLife Advisers LLC and Met Investors Advisory LLC are affiliates of the Company. Registered representatives of broker-dealer firms with an affiliated company acting as an advisor or a subadvisor may favor these Funds when offering the Contracts.

SALE OF THE CONTRACTS BY AFFILIATES OF THE COMPANY. The Company and MLIDLLC may offer the Contracts through retail broker-dealer firms that are affiliates of the Company, including Tower Square Securities, Inc., Metropolitan Life Insurance Company, Walnut Street Securities, Inc. and New England Securities Corporation. The compensation paid to affiliated broker-dealer firms for sales of the Contract is generally not expected to exceed, on a present value basis, the percentages described above. These broker-dealer firms pay their registered representatives all or a portion of the commissions received for their sales of Contracts; some firms may retain a portion of commissions. The amount the broker-dealer firms pass on to their registered representatives is determined in accordance with their internal compensation programs. These programs may also include other types of cash compensation, such as bonuses, equity awards (such as stock options), training allowances, supplementary salary, financial arrangements, marketing support, medical and other insurance benefits, retirement benefits, non-qualified deferred compensation plans, and other benefits. For registered representatives of certain affiliates, the amount of this additional cash compensation is based primarily on the amount of proprietary products sold and serviced by the representative. Proprietary products are those issued by the Company or its affiliates. The managers who supervise these registered representatives may also be entitled to additional cash compensation based on the sale of proprietary products by their representatives. Because the additional cash compensation paid to these registered representatives and their managers is primarily based on sales of proprietary products, these registered representatives and their managers have an incentive to favor the sale of proprietary products over other products issued by non-affiliates.

Registered representatives of our affiliate, Metropolitan Life Insurance Company, receive cash payments for the products they sell and service based upon a `gross dealer concession' model. The cash payment is equal to a percentage of the gross dealer concession. For MetLife registered representatives other than those in our MetLife Resources (MLR) Division, the percentage is determined by a formula that takes into consideration the amount of premiums and purchase payments applied to proprietary products that the registered representative sells and services. The percentage could be as high as 100%. (MLR registered representatives receive compensation based upon premiums and purchase payments applied to all products sold and serviced by the representative.) In addition, all MetLife registered representatives are entitled to the additional compensation described above based on sales of proprietary products. Because sales of proprietary products are a factor determining the percentage of gross dealer concessions and/or the amount of additional compensation to which MetLife registered representatives are entitled, they have an incentive to favor the sale of proprietary products. In addition, because their sales managers' compensation is based on the sales made by the representatives they supervise, these sales managers also have an incentive to favor the sale of proprietary products.

The Company's affiliates also offer their registered representatives and their managers non-cash compensation incentives, such as conferences, trips, prizes and awards. Other non-cash compensation payments may be made for other services that are not directly related to the sales of products. These payments may include support services in the form of recruitment and training of personnel, production of promotional materials and similar services.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a Contract govern that Contract. Where a state has not approved a Contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender

Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

In accordance with our view of present applicable law, we will vote shares of the Underlying Funds at regular and special meetings of the shareholders of the funds in accordance with instructions received from persons having a voting interest in the Separate Account. We will vote shares for which we have not received instructions in the same proportion as we vote shares for which we have received instructions. However, if the 1940 Act or any regulation thereunder should be amended, or if the present interpretation thereof should change, and as a result we determine that we are permitted to vote shares of the Underlying Funds in our own right, we may elect to do so.

The number of shares which a person has a right to vote will be determined as of the date concurrent with the date established by the respective mutual fund for determining shareholders eligible to vote at the meeting of the fund, and voting instructions will be solicited by written communication before the meeting in accordance with the procedures established by the mutual fund.

Each person having a voting interest in the Separate Account will receive periodic reports relating to the fund(s) in which he or she has an interest, proxy material and a form with which to give such instructions with respect to the proportion of the fund shares held in the Separate Account corresponding to his or her interest in the Separate Account.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

LEGAL PROCEEDINGS

In the ordinary course of business, the Company, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Company does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MLIDLLC to perform its contract with the Separate Account or of the Company to meet its obligations under the contracts.

                              THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------

THE SEPARATE ACCOUNT

MetLife Insurance Company of Connecticut sponsors a separate account: MetLife of CT Fund U for Variable Annuities ("MetLife of CT Fund U"). MetLife of CT Fund U was established on May 16, 1983 and is registered with the SEC as a unit investment trust registered under the Investment Company Act of 1940, as amended. We will invest MetLife of CT Fund's assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.

We hold the assets for the exclusive benefit of the owners of the Separate Account, according to the laws of the State of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account, are in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains or losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. The obligations arising under the variable annuity Contracts are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the Variable Funding Options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts, or to qualified pension or retirement plans as permitted under the Internal Revenue Code of 1986, as amended, and the regulations thereunder.

Certain variable annuity Separate Accounts and variable life insurance Separate Accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity Contract Owners or variable life policy owners, each Variable Funding Option's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable annuity Contract Owners would not bear any of the related expenses, but variable annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

We reserve the right to transfer assets of the Separate Account to another separate account, and to modify the structure or operation of the Separate Account, subject to the necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your Contract Value.

PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Our advertisements may show performance figures assuming that you do not elect any optional features. However, if you elect any of these optional features, they involve additional charges that will serve to decrease the performance of your Variable Funding Options. You may wish to speak with your registered representative to obtain performance information specific to the optional features you may wish to select.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Funding Option. In those cases, we can create "hypothetical historical performance" of a Variable Funding Option. These figures show the performance that the Variable Funding Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal advisor regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters may be contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.) continue to be taxed as ordinary income (top rate of 35%).

Under current Federal income tax law, the taxable portion of distribution under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends.

We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or ERISA (the Employee Retirement Income Security Act of 1974). If the Contract is subject to the Retirement Equity Act because it is part of a plan subject to ERISA, the participant's spouse has certain rights which may be waived with the written consent of the spouse. Consult your tax advisor.

The rules for state and local income taxes may differ from the Federal income tax rules. Contract Owners and prospective contract owners of the Contract should consult their own tax advisors and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the contract.

To the extent permitted under Federal income tax law, the Separate Account may claim the benefit of certain tax credits attributable to taxes paid by certain of the Variable Funding Options to foreign jurisdictions.

TAX-FREE EXCHANGES: Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

FEDERAL ESTATE TAXES. While no attempt is being made to discuss the Federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS. To the extent permitted under Federal income tax law, the Separate Account may claim the benefit of certain tax credits attributable to taxes paid by certain of the Portfolios to foreign jurisdictions.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs, tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants contributing to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below.

All IRAs, TSAs (ERISA and non-ERISA) ss.457(b), ss.403(a), SEP and SIMPLE plans and 401(a) and 401(k) plans (hereinafter, "Qualified Plans" unless otherwise specified) receive tax deferral under the Code. Although there are no additional tax benefits by funding your Qualified Plan with an annuity, doing so does offer you additional insurance benefits such as the availability of a guaranteed income for life.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract have generally not yet been taxed, the full amount of such distributions, including the amount attributable to Purchase Payments, whether paid in the form of lump-sum withdrawals or Annuity Payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or contract. The Contract is available as a vehicle for IRA rollovers and for other Qualified Contracts. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified plan funding vehicles are generally not subject to current taxation. We have provided a more complete discussion in the SAI.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for 5% or more owners). If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax advisor as to the impact of these regulations on your personal situation.

Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of cash value must be added to the Contract Value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this new rule and either compute the required amount for You or offer to do so at Your request. The new rules are not entirely clear and you should consult your own tax advisors as to how these rules affect your own Contract.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within 5 years from the date of death (including in a single lump sum) or minimum distributions may be taken over the life expectancy of the individual beneficiaries (and in certain situations, trusts for individuals), provided such distributions are payable at least annually and begin within one year from the date of death.

Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), AS WELL AS IRA
OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for the higher limits to be effective at a state income tax level. In other words, the permissible contribution limit for income tax purposes may be different at the federal level from your state's income tax laws. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax advisor regarding this issue.

INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make deductible contributions to an individual retirement annuity (IRA). The applicable limit ($2,000 per year prior to 2002) has been increased by the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"). The limit is $4,000 for calendar years 2006-2007 and will be indexed for inflation in years subsequent to 2008. Additional "catch-up contributions" may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+ catch-up).

Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59 1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70 1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.

Section 408(k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $44,000 or 100% of pay for each participant in 2006.

ROTH IRAS

Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations, (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.

DESIGNATED ROTH ACCOUNTS FOR 403(b) AND 401(k) PLANS

Effective January 1, 2006, employers that have established and maintain TSA or 401(k) plans (collectively, the "Plan") may also establish a Qualified Roth Contribution Program under Section 402A of the Code ("Designated Roth Accounts") to accept after-tax contributions as part of the TSA or 401(k) plan. In accordance with our administrative procedures, on or about May 15, 2006, we may permit these contributions to be made as purchase payments to a Section 403(b) Contract or to a Contract issued under a 401(k) program under the following conditions:

     1. The employer maintaining the plan has demonstrated to our satisfaction that Designated Roth Accounts are permitted under the Plan.

     2. In accordance with our administrative procedures, the amount of elective deferrals has been irrevocably designated as an after-tax contribution to the Designated Roth Account.

     3. All state regulatory approvals have been obtained to permit the Contract to accept such after-tax elective deferral contributions (and, where permitted under the Qualified Roth Contribution Program and the Contract, rollovers and trustee-to trustee transfers from other Designated Roth Accounts).

     4. In accordance with our procedures and in a form satisfactory to us, we may accept rollovers from other funding vehicles under any Qualified Roth Contribution Program of the same type in which the employee participates as well as trustee-to-trustee transfers from other funding vehicles under the same Qualified Roth Contribution Program for which the participant is making elective deferral contributions to the Contract.

     5. No other contribution types (including employer contributions, matching contributions, etc.) will be allowed as designated Roth contributions, unless they become permitted under the Code.

     6. If permitted under the federal tax law, we may permit both pre-tax contributions under a 403(b) plan as well as after-tax contributions under that Plan's Qualified Roth Contribution Program to be made under the same Contract as well as rollover contributions and contributions by trustee-to-trustee transfers. In such cases, we will account separately for the designated Roth contributions and the earnings thereon from the contributions and earnings made under the pre-tax TSA plan or pre-tax 401(k) plan (whether made as elective deferrals, rollover contributions or trustee-to-trustee transfers). As between the pre-tax or traditional Plan and the Qualified Roth Contribution Program, we will allocate any living benefits or death benefits provided under the Contract on a reasonable basis, as permitted under the tax law. However, we reserve the right to require a separate TSA Contract to accept designated Roth TSA contributions and a separate section 401(k) Contract to accept designated Roth 401(k) contributions.

     7. We may refuse to accept contributions made as rollovers and trustee-to-trustee transfers, unless we are furnished with a breakdown as between participant contributions and earnings at the time of the contribution.

Many of the federal income tax rules pertaining to Designated Roth Accounts have not yet been finalized. Both you and your employer should consult their own tax and legal advisors prior to making or permitting contributions to be made to a Qualified Roth Contribution Program.

The following general tax rules are based on our understanding of the Code and any regulations issued through December 31, 2005, and are subject to change and to different interpretation as well as additional guidance in respect to areas not previously addressed:

       o The employer must permit contributions under a pre-tax 403(b) or pre-tax 401(k) plan in order to permit contributions to be irrevocably designated and made part of the Qualified Roth Contribution Program.

       o Elective deferral contributions to the Designated Roth Account must be aggregated with all other elective deferral contributions made by a taxpayer for purposes of the individual Code Section 402(g) limits and the Code Section 414(v) limits (age 50+ catch-up) as well as contribution limits that apply under the Plan.

       o In general, the same tax law rules with respect to restricted monies, triggering events and permitted distributions will apply to the Designated Roth Accounts under the Plan as apply to the traditional pre-tax accounts under the Plan (e.g., death or disability of participant, severance from employment, attainment of age 59 1/2, hardship withdrawals only with respect to contributions, if permitted under the Plan).

       o If the amounts have been held under any Designated Roth Account of a participant for at least five years, and are made on account of death, disability, or after attainment of age 59 1/2, then any withdrawal, distribution or payment of these amounts is generally free of federal income tax ("Qualified Distribution").

       o Unlike Roth IRAs, withdrawal, distributions and payments that do not meet the five year rule will generally be taxed on a pro-rated basis with respect to earnings and after-tax contributions. The 10% penalty tax will generally apply on the same basis as a traditional pre-tax account under the Plan. Additionally, rollover distributions may only be made tax-free into another Designated Roth Account or into a Roth IRA.

       o Unlike Roth IRAs, withdrawal, distributions and payments that do not meet the five year rule will generally be taxed on a pro-rated basis with respect to earnings and after-tax contributions. The 10% penalty tax will generally apply on the same basis as a traditional pre-tax account under the Plan. Additionally, rollover distributions may only be made tax-free into another Designated Roth Account or into a Roth IRA.

       o Some states may not permit contributions to be made to a Qualified Roth Contribution Program or may require additional conforming legislation for these rules to become effective.

NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified.

As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal (distribution made prior to the Maturity Date), or as periodic Annuity Payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws. Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed. The remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes.

If a non-qualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if you transfer the Contract to another person or entity without adequate consideration, all deferred increases in value will be includable in your income for federal income tax purposes at the time of the transfer.

If you make a partial withdrawal of your annuity balance, the distribution will generally be taxed as first coming from earnings, (income in the Contract), and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See "Penalty Tax for Premature Distributions" below.) As a general rule, there is income in the Contract to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a guaranteed minimum withdrawal benefit. Therefore, you should consult with your tax advisor as to the potential tax consequences of a partial surrender if your Contract is issued with a guaranteed minimum withdrawal benefit.

Generally, different tax rules apply to payments made pursuant to an Income Annuity or pay-out option under your Deferred Annuity than to withdrawals and payments received before the annuity starting date.

Income payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:

       o   A non-taxable return of your purchase payment; and

       o   A taxable payment of earnings.

Partial Annuitizations (if available with your Contract): Currently, we will treat the application of less than your entire Account Balance under a Non-Qualified Contract to a pay-out option (i.e. taking an income annuity) as a taxable withdrawal for federal income tax purposes which may also be subject to the 10% penalty tax (if you are under age 59 1/2). We will then treat the remaining amount of the withdrawal as the purchase price of an income annuity and tax report the income payments received that annuity under the rules for variable income annuities. Consult your tax attorney prior to partially annuitizing your Contract.

At the present time the IRS has not approved the use of an exclusion ratio or exclusion amount when only part of your account balance is used to convert to income payments.

We will determine such excludable amount for each income payment under the Contract as a whole by using the rules applicable to variable income payments in general (i.e. by dividing your after-tax purchase price, as adjusted for any refund or guarantee feature, by the number of expected income payments from the appropriate IRS table). However, the IRS may determine that the excludable amount is different from our computation.

We generally will tell you how much of each income payment is a non-taxable return of your purchase payment. However, it is possible that the IRS could conclude that the taxable portion of income payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your purchase payment equals your purchase payment, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your income payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

The tax law treats all non-qualified deferred annuities issued after October 21, 1988 by the same company (or its affiliates) to the same owner during any one calendar year as one annuity. This may cause a greater portion of your withdrawals from the Deferred Annuity to be treated as income than would otherwise be the case. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time.

Income payments and amounts received on the exercise of a full withdrawal or partial withdrawal option under your Non-qualified Qualified Income Annuity may not be transferred in a tax-free exchange into another annuity contract. In accordance with our procedures, such amounts will instead be taxable under the rules for income payment or withdrawals, whichever is applicable.

Additionally, if you are under age 59 1/2 at the time income payments commence and intend the income payments to constitute an exception to the 10% penalty tax, any attempt to make a tax-free transfer or rollover (whether for non-qualified or qualified annuities) prior to the later of (a) age 59 1/2, or
(b) five years after income payments commence will generally invalidate the exception and subject you to income tax, additional penalties and interest.

Generally, once the total amount treated as a non-taxable return of your purchase payment equals your purchase payment, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your income payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

Under the Code, withdrawals or income payments from Non-Qualified annuities need not be made by a particular age. However, it is possible that the IRS may determine that you must take a lump sum withdrawal or elect to receive income payments by a certain age (e.g., 85).

Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the joint owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract

Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax advisor before selecting any rider or endorsement to the Contract.

Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, including the Earnings Preservation Benefit, as well as all living benefits such as GMIB and GMWB) must be added to the account value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this new rule and either compute the required amount for you or offer to do so at your request. The new rules are not entirely clear and you should consult your own tax advisors as to how these rules affect your own Contract.

Where made available under the Contract, certain optional benefits such as GMIB may be inappropriate under IRA and other tax-qualified contracts due to required minimum distribution requirements. Consult your tax advisor.

Further, certain living benefits may not be made available under contracts issued to a designated beneficiary after the Owner's death (e.g. a "Stretch IRA" or a Stretch NQ contract) or, where otherwise made available, may have limited value due to minimum distributions required to be made under the tax law after the owner's death. Consult your tax advisor.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT

If you have purchased the Guaranteed Minimum Withdrawal Benefit, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Contract Value (prior to surrender charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to tax report such withdrawals using the Contract Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the Guaranteed Minimum Withdrawal Benefit exceeds the Contract Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.

We reserve the right to change our tax reporting practices where we determine that it is not in accordance with IRS guidance (whether formal or informal).

PENALTY TAX FOR PREMATURE DISTRIBUTIONS

For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% additional tax is in addition to any penalties that may apply under your Contract and the normal income taxes due on the distribution.

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the United States. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, a substantial portion of the amounts distributed will generally be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico and the IRS issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax advisor regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS

Distributions to non-resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax advisor regarding their personal situation.

HURRICANE RELIEF

DISTRIBUTIONS

Your plan may provide for "qualified hurricane distributions" pursuant to the Katrina Emergency Tax Relief Act of 2005 and the Gulf Opportunity Zone Act of 2005. Subject to an aggregate limit of $100,000 among all eligible retirement plans, a participant's qualified hurricane distributions are not subject to the 10% early withdrawal penalty that might otherwise apply to a qualified annuity under Section 72(t).

To the extent a participant "repays" a qualified hurricane distribution by contributing within three years of the distribution date to an eligible retirement plan that accepts rollover contributions, it will generally be treated as a timely direct trustee-to-trustee transfer and will not be subject to income tax. To the extent a participant does not repay a qualified hurricane distribution within three years, he or she will include the distribution in gross income ratably over the three-tax year period, beginning with the tax year in which the distribution is received, unless the participant elects to opt out of three-year averaging by including the qualified hurricane distribution in gross income for the year it is received. Consult your independent tax advisor to determine if hurricane relief is available to your particular situation.

LOANS

Your plan may provide for increased limits and delayed repayment of participant loans, where otherwise permitted by your plan, pursuant to the Katrina Emergency Tax Relief Act of 2005 and the Gulf Opportunity Zone Act of 2005. An eligible retirement plan other than an IRA may allow a plan loan to delay loan repayment by certain individuals impacted by Hurricanes Katrina, Rita and Wilma, whose principal places of abode on certain dates were located in statutorily defined disaster areas and who sustained an economic loss due to the hurricane. Generally, if the due date for any repayment with respect to such loan occurs during a period beginning on September 23, 2005 (for purposes of Hurricane Katrina) or October 23, 2005 (for purposes of Hurricanes Rita and Wilma) and ending on December 31, 2006, then such due date may be delayed for one year.
Note: For purposes of these loan rules, an individual cannot be a qualified individual with respect to more than one hurricane. Consult your independent tax advisor to determine if hurricane relief is available to your particular situation.

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                  APPENDIX A -- CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

            THE METLIFE OF CONNECTICUT FUND U FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix F. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.

                        SEPARATE ACCOUNT 1.25% 3.5% AIR

                                                                                                                    NUMBER OF UNITS
                                                                                  UNIT VALUE AT     UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR   BEGINNING OF YEAR    END OF YEAR      END OF YEAR
--------------                                                          ------ ------------------- --------------- -----------------
   Dreyfus Stock Index Fund -- Initial Shares (1/92) ..................  2005         3.057             3.161         135,422,624
                                                                         2004         2.797             3.057         143,469,260
                                                                         2003         2.207             2.797         149,014,166
                                                                         2002         2.878             2.207         153,048,245
                                                                         2001         3.319             2.878         164,059,330
                                                                         2000         3.704             3.319         167,537,774
                                                                         1999         3.110             3.704         168,819,126
                                                                         1998         2.456             3.110         147,530,630
                                                                         1997         1.870             2.456         109,316,975

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large Cap Growth Portfolio -- Class B (5/01) .....  2005         0.762             0.864           4,520,827
                                                                         2004         0.712             0.762           3,707,589
                                                                         2003         0.585             0.712           2,865,087
                                                                         2002         0.856             0.585           2,555,550
                                                                         2001         1.000             0.856             848,693

CitiStreet Funds, Inc.
   CitiStreet Diversified Bond Fund -- Class I (6/93) .................  2005         1.899             1.914         181,005,949
                                                                         2004         1.837             1.899         185,980,211
                                                                         2003         1.762             1.837         181,300,133
                                                                         2002         1.637             1.762         202,596,628
                                                                         2001         1.551             1.637         223,788,825
                                                                         2000         1.398             1.551         144,750,526
                                                                         1999         1.456             1.398         163,821,569
                                                                         1998         1.352             1.456         170,066,956
                                                                         1997         1.221             1.352         159,728,032

   CitiStreet International Stock Fund -- Class I (5/93) ..............  2005         1.862             2.108         109,355,895
                                                                         2004         1.641             1.862         120,928,660
                                                                         2003         1.278             1.641         133,441,492
                                                                         2002         1.666             1.278         157,090,552
                                                                         2001         2.147             1.666         157,226,415
                                                                         2000         2.364             2.147         124,881,600
                                                                         1999         1.806             2.364         147,993,706

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                                                    NUMBER OF UNITS
                                                                                  UNIT VALUE AT     UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR   BEGINNING OF YEAR    END OF YEAR      END OF YEAR
--------------                                                          ------ ------------------- --------------- -----------------
   CitiStreet International Stock Fund -- Class I (continued) .........  1998         1.592             1.806         161,689,822
                                                                         1997         1.534             1.592         143,959,193

   CitiStreet Large Company Stock Fund -- Class I (6/93) ..............  2005         1.763             1.858         186,731,780
                                                                         2004         1.622             1.763         199,732,745
                                                                         2003         1.282             1.622         208,253,227
                                                                         2002         1.683             1.282         203,063,963
                                                                         2001         2.022             1.683         199,593,964
                                                                         2000         2.408             2.022         172,083,988
                                                                         1999         2.445             2.408         176,542,224
                                                                         1998         2.143             2.445         187,872,118
                                                                         1997         1.647             2.143         185,895,286

   CitiStreet Small Company Stock Fund -- Class I (5/93) ..............  2005         2.474             2.620          81,540,187
                                                                         2004         2.179             2.474          89,121,953
                                                                         2003         1.542             2.179          98,738,316
                                                                         2002         2.047             1.542          93,220,050
                                                                         2001         2.041             2.047         100,583,198
                                                                         2000         1.877             2.041         143,472,873
                                                                         1999         1.390             1.877         181,955,240
                                                                         1998         1.541             1.390         187,717,148
                                                                         1997         1.460             1.541         162,145,977

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (5/03) ..................  2005         1.643             1.739          13,267,629
                                                                         2004         1.266             1.643          11,118,920
                                                                         2003         1.000             1.266           4,405,737

Dreyfus Variable Investment Fund
   Dreyfus VIF Developing Leaders Portfolio -- Initial Shares (5/98) ..  2005         1.240             1.295          50,311,776
                                                                         2004         1.127             1.240          52,507,474
                                                                         2003         0.867             1.127          50,882,672
                                                                         2002         1.085             0.867          47,369,020
                                                                         2001         1.171             1.085          38,640,850
                                                                         2000         1.046             1.171          30,292,993
                                                                         1999         0.860             1.046           8,736,573
                                                                         1998         1.000             0.860           4,814,869

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                                                    NUMBER OF UNITS
                                                                                  UNIT VALUE AT     UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR   BEGINNING OF YEAR    END OF YEAR      END OF YEAR
--------------                                                          ------ ------------------- --------------- -----------------
Franklin Templeton Variable Insurance Products Trust
   Franklin Small-Mid Cap Growth Securities Fund -- Class 2
   Shares (5/01) ......................................................  2005         0.977             1.011           4,143,301
                                                                         2004         0.887             0.977           3,983,556
                                                                         2003         0.654             0.887           3,060,921
                                                                         2002         0.929             0.654           1,397,130
                                                                         2001         1.000             0.929             499,835

   Mutual Shares Securities Fund -- Class 2 Shares (5/03) .............  2005         1.335             1.458           7,587,012
                                                                         2004         1.200             1.335           3,733,761
                                                                         2003         1.000             1.200           1,486,942

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/04) ......................................................  2005         1.230             1.548           7,796,334
                                                                         2004         1.000             1.230             846,095

   Templeton Foreign Securities Fund -- Class 2 Shares (5/04) .........  2005         1.153             1.254           4,261,669
                                                                         2004         1.000             1.153           1,034,961

   Templeton Global Asset Allocation Fund -- Class 1 Shares (1/92) ....  2005         3.301             3.386          47,146,131
                                                                         2004         2.883             3.301          50,672,709
                                                                         2003         2.207             2.883          53,977,404
                                                                         2002         2.331             2.207          59,225,975
                                                                         2001         2.615             2.331          67,658,190
                                                                         2000         2.640             2.615          76,624,552
                                                                         1999         2.176             2.640          88,550,617
                                                                         1998         2.070             2.176         105,823,749
                                                                         1997         1.815             2.070         124,603,105

   Templeton Growth Securities Fund -- Class 1 Shares (1/92) ..........  2005         3.547             3.820          85,582,319
                                                                         2004         3.089             3.547          92,327,562
                                                                         2003         2.359             3.089          97,403,572
                                                                         2002         2.924             2.359         107,999,132
                                                                         2001         2.990             2.924         121,148,360
                                                                         2000         2.819             2.990         132,342,348
                                                                         1999         2.211             2.819         144,148,362

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                                                    NUMBER OF UNITS
                                                                                  UNIT VALUE AT     UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR   BEGINNING OF YEAR    END OF YEAR      END OF YEAR
--------------                                                          ------ ------------------- --------------- -----------------
   Templeton Growth Securities Fund -- Class 1 Shares (continued) .....  1998         2.211             2.211         164,479,451
                                                                         1997         2.001             2.211         180,875,987

Greenwich Street Series Fund
   Appreciation Portfolio (5/02) ......................................  2005         1.119             1.152           6,750,878
                                                                         2004         1.041             1.119           5,139,040
                                                                         2003         0.846             1.041           2,886,552
                                                                         2002         1.000             0.846             876,855

   Fundamental Value Portfolio (5/01) .................................  2005         1.048             1.084          38,652,773
                                                                         2004         0.981             1.048          38,936,677
                                                                         2003         0.716             0.981          30,789,994
                                                                         2002         0.921             0.716          21,690,834
                                                                         2001         1.000             0.921          10,466,261

Janus Aspen Series
   International Growth Portfolio -- Service Shares (5/01) ............  2005         0.952             1.241          10,005,318
                                                                         2004         0.812             0.952           5,364,547
                                                                         2003         0.611             0.812           3,557,813
                                                                         2002         0.834             0.611           1,992,686
                                                                         2001         1.000             0.834             767,684

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03) .......................  2005         1.517             1.558           4,950,831
                                                                         2004         1.337             1.517           4,056,498
                                                                         2003         1.000             1.337           1,896,134

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/05) ...............  2005         1.000             0.997             956,277

   Total Return Portfolio -- Administrative Class (5/03) ..............  2005         1.047             1.060          10,703,938
                                                                         2004         1.011             1.047           5,878,579
                                                                         2003         1.000             1.011           2,399,897

Putnam Variable Trust
   Putnam VT Small Cap Value Fund -- Class IB Shares (5/01) ...........  2005         1.620             1.713          36,511,569
                                                                         2004         1.300             1.620          33,662,236
                                                                         2003         0.879             1.300          27,307,302

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                                                    NUMBER OF UNITS
                                                                                  UNIT VALUE AT     UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR   BEGINNING OF YEAR    END OF YEAR      END OF YEAR
--------------                                                          ------ ------------------- --------------- -----------------
   Putnam VT Small Cap Value Fund -- Class IB Shares (continued) ......  2002         1.090             0.879          23,342,138
                                                                         2001         1.000             1.090          11,993,138

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (5/01) .....................................  2005         1.027             1.055          24,055,560
                                                                         2004         0.960             1.027          26,498,188
                                                                         2003         0.699             0.960          23,365,758
                                                                         2002         0.945             0.699          16,640,804
                                                                         2001         1.000             0.945          11,454,930

   Investors Fund -- Class I (5/01) ...................................  2005         0.992             1.044           6,818,151
                                                                         2004         0.910             0.992           6,899,092
                                                                         2003         0.696             0.910           5,708,051
                                                                         2002         0.916             0.696           4,408,473
                                                                         2001         1.000             0.916           2,700,117

   Small Cap Growth Fund -- Class I (5/01) ............................  2005         1.047             1.084           6,017,948
                                                                         2004         0.921             1.047           6,387,344
                                                                         2003         0.626             0.921           5,518,116
                                                                         2002         0.971             0.626           1,495,493
                                                                         2001         1.000             0.971             508,252

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/05) ..........................  2005         1.000             1.144              94,134

   Convertible Securities Portfolio (6/05) ............................  2005         1.000             1.035              37,238

   Disciplined Mid Cap Stock Portfolio (5/98) .........................  2005         1.635             1.815          30,211,099
                                                                         2004         1.422             1.635          31,509,991
                                                                         2003         1.076             1.422          30,484,250
                                                                         2002         1.272             1.076          29,242,637
                                                                         2001         1.342             1.272          25,278,517
                                                                         2000         1.165             1.342          20,156,506
                                                                         1999         1.040             1.165           2,428,698
                                                                         1998         1.000             1.040           1,388,007

   Large Cap Portfolio (6/05) .........................................  2005         1.000             1.080             147,192

   Managed Allocation Series: Aggressive Portfolio (11/05) ............  2005         1.000             1.034                  83

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                                                    NUMBER OF UNITS
                                                                                  UNIT VALUE AT     UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR   BEGINNING OF YEAR    END OF YEAR      END OF YEAR
--------------                                                          ------ ------------------- --------------- -----------------
   Managed Allocation Series: Moderate Portfolio (8/05) ...............  2005         1.000             1.033               2,191

   Managed Allocation Series: Moderate-Aggressive Portfolio (10/05) ...  2005         1.000             1.041               2,721

   Managed Allocation Series: Moderate-Conservative Portfolio (11/05) .  2005         1.000             1.023                  27

   Mercury Large Cap Core Portfolio (5/05) ............................  2005         1.000             1.130             574,689

   MFS(R) Mid Cap Growth Portfolio (5/01) .............................  2005         0.598             0.609          11,492,968
                                                                         2004         0.531             0.598          12,782,414
                                                                         2003         0.392             0.531          11,787,849
                                                                         2002         0.776             0.392           5,435,082
                                                                         2001         1.000             0.776           2,867,666

   MFS(R) Total Return Portfolio (2/95) ...............................  2005         2.457             2.498          45,150,830
                                                                         2004         2.232             2.457          42,102,235
                                                                         2003         1.940             2.232          39,725,454
                                                                         2002         2.073             1.940          37,930,887
                                                                         2001         2.099             2.073          31,890,733
                                                                         2000         1.822             2.099          24,307,183
                                                                         1999         1.798             1.822          23,142,389
                                                                         1998         1.630             1.798          22,751,440
                                                                         1997         1.362             1.630          14,655,213

   MFS(R) Value Portfolio (5/04) ......................................  2005         1.123             1.181           5,412,345
                                                                         2004         1.000             1.123           1,087,015

   Mondrian International Stock Portfolio (5/04) ......................  2005         1.142             1.235             982,369
                                                                         2004         1.000             1.142             447,661

   Pioneer Fund Portfolio (2/94) ......................................  2005         1.676             1.755           9,439,078
                                                                         2004         1.527             1.676          10,275,849
                                                                         2003         1.249             1.527          11,576,990
                                                                         2002         1.813             1.249          12,848,343
                                                                         2001         2.384             1.813          16,856,879
                                                                         2000         1.943             2.384          16,838,824
                                                                         1999         1.969             1.943          15,035,212
                                                                         1998         1.686             1.969          16,377,929
                                                                         1997         1.363             1.686          12,539,047

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                                                    NUMBER OF UNITS
                                                                                  UNIT VALUE AT     UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR   BEGINNING OF YEAR    END OF YEAR      END OF YEAR
--------------                                                          ------ ------------------- --------------- -----------------
   Pioneer Mid Cap Value Portfolio (6/05) .............................  2005         1.000             1.020             373,899

   Pioneer Strategic Income Portfolio (3/95) ..........................  2005         1.469             1.504           3,088,278
                                                                         2004         1.348             1.469             258,817
                                                                         2003         1.348             1.348                  --
                                                                         2002         1.289             1.348                  --
                                                                         2001         1.252             1.289           5,511,538
                                                                         2000         1.273             1.252           5,639,063
                                                                         1999         1.275             1.273           6,580,248
                                                                         1998         1.282             1.275           7,549,029
                                                                         1997         1.206             1.282           5,170,756

   Strategic Equity Portfolio (2/95) ..................................  2005         2.247             2.265          31,245,585
                                                                         2004         2.065             2.247          34,952,166
                                                                         2003         1.577             2.065          38,379,656
                                                                         2002         2.404             1.577          40,014,581
                                                                         2001         2.810             2.404          45,323,782
                                                                         2000         3.480             2.810          45,021,396
                                                                         1999         2.664             3.480          37,607,862
                                                                         1998         2.091             2.664          31,613,033
                                                                         1997         1.640             2.091          19,535,233

   Style Focus Series: Small Cap Growth Portfolio (5/05) ..............  2005         1.000             1.153              50,746

   Style Focus Series: Small Cap Value Portfolio (5/05) ...............  2005         1.000             1.148             107,466

   U.S. Government Securities Portfolio (1/92) ........................  2005         2.138             2.203          34,189,320
                                                                         2004         2.040             2.138          37,207,585
                                                                         2003         2.010             2.040          44,868,613
                                                                         2002         1.791             2.010          57,617,140
                                                                         2001         1.714             1.791          31,721,264
                                                                         2000         1.517             1.714          24,809,824
                                                                         1999         1.602             1.517          27,101,315
                                                                         1998         1.472             1.602          36,339,225
                                                                         1997         1.323             1.472          22,809,036

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                                                    NUMBER OF UNITS
                                                                                  UNIT VALUE AT     UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR   BEGINNING OF YEAR    END OF YEAR      END OF YEAR
--------------                                                          ------ ------------------- --------------- -----------------
Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares (9/03) .......  2005         0.999             1.010             741,455
                                                                         2004         1.000             0.999             320,379
                                                                         2003         1.000             1.000              36,742

   Smith Barney Aggressive Growth Portfolio (5/01) ....................  2005         0.908             1.001          61,275,134
                                                                         2004         0.836             0.908          59,275,614
                                                                         2003         0.629             0.836          46,835,775
                                                                         2002         0.946             0.629          26,371,596
                                                                         2001         1.000             0.946          11,836,932

   Smith Barney Large Capitalization Growth Portfolio (5/01) ..........  2005         0.975             1.013          17,795,644
                                                                         2004         0.984             0.975          19,869,473
                                                                         2003         0.675             0.984          16,496,778
                                                                         2002         0.908             0.675           2,526,696
                                                                         2001         1.000             0.908             995,768

   Social Awareness Stock Portfolio (5/92) ............................  2005         2.637             2.718          13,245,591
                                                                         2004         2.513             2.637          14,426,711
                                                                         2003         1.975             2.513          15,327,635
                                                                         2002         2.661             1.975          15,983,693
                                                                         2001         3.195             2.661          17,249,885
                                                                         2000         3.251             3.195          17,315,383
                                                                         1999         2.842             3.251          17,998,888
                                                                         1998         2.176             2.842          13,304,950
                                                                         1997         1.731             2.176           9,539,133

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (5/03) .......................  2005         1.453             1.494           7,258,912
                                                                         2004         1.253             1.453           3,259,779
                                                                         2003         1.000             1.253           1,506,552

Variable Insurance Products Fund
   Asset Manager(SM) Portfolio -- Initial Class (1/92) ................  2005         2.303             2.367          86,156,215
                                                                         2004         2.211             2.303         100,168,228
                                                                         2003         1.898             2.211         112,403,688
                                                                         2002         2.105             1.898         123,597,635
                                                                         2001         2.223             2.105         146,070,368
                                                                         2000         2.343             2.223         162,774,171
                                                                         1999         2.135             2.343         193,548,947

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                                                    NUMBER OF UNITS
                                                                                  UNIT VALUE AT     UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR   BEGINNING OF YEAR    END OF YEAR      END OF YEAR
--------------                                                          ------ ------------------- --------------- -----------------
   Asset Manager(SM) Portfolio -- Initial Class (continued) ...........  1998         1.879             2.135         226,655,321
                                                                         1997         1.577             1.879         240,063,870

   Contrafund(R) Portfolio -- Service Class 2 (5/03) ..................  2005         1.412             1.626          23,029,914
                                                                         2004         1.241             1.412          10,198,527
                                                                         2003         1.000             1.241           3,102,094

   Equity-Income Portfolio -- Initial Class (7/93) ....................  2005         2.866             2.996         116,341,595
                                                                         2004         2.602             2.866         127,917,258
                                                                         2003         2.021             2.602         136,244,906
                                                                         2002         2.464             2.021         145,200,703
                                                                         2001         2.626             2.464         163,252,519
                                                                         2000         2.452             2.626         174,162,199
                                                                         1999         2.335             2.452         216,707,783
                                                                         1998         2.118             2.335         243,963,799
                                                                         1997         1.674             2.118         237,049,548

   Growth Portfolio -- Initial Class (1/92) ...........................  2005         2.721             2.843         168,202,894
                                                                         2004         2.665             2.721         192,953,222
                                                                         2003         2.031             2.665         212,462,546
                                                                         2002         2.943             2.031         228,718,721
                                                                         2001         3.619             2.943         261,638,873
                                                                         2000         4.117             3.619         285,710,512
                                                                         1999         3.033             4.117         301,815,334
                                                                         1998         2.201             3.033         295,980,481
                                                                         1997         1.805             2.201         289,001,967

   Mid Cap Portfolio -- Service Class 2 (5/01) ........................  2005         1.537             1.792          39,447,067
                                                                         2004         1.249             1.537          27,002,112
                                                                         2003         0.915             1.249          14,086,757
                                                                         2002         1.029             0.915           8,998,649
                                                                         2001         1.000             1.029           1,515,233

                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                         SEPARATE ACCOUNT 1.80% 3.5% AIR

                                                                                                                    NUMBER OF UNITS
                                                                                  UNIT VALUE AT     UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR   BEGINNING OF YEAR    END OF YEAR      END OF YEAR
--------------                                                          ------ ------------------- --------------- -----------------
   Capital Appreciation Fund (12/87) ..................................  2005         1.140             1.323                  --
                                                                         2004         1.000             1.140                  --

   Dreyfus Stock Index Fund -- Initial Shares (1/92) ..................  2005         1.077             1.108                  --
                                                                         2004         1.000             1.077                  --

   High Yield Bond Trust (12/87) ......................................  2005         1.035             1.030                  --
                                                                         2004         1.000             1.035                  --

   Managed Assets Trust (12/87) .......................................  2005         1.054             1.075                  --
                                                                         2004         1.000             1.054                  --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large Cap Growth Portfolio -- Class B (5/01) .....  2005         1.095             1.235                  --
                                                                         2004         1.000             1.095                  --

CitiStreet Funds, Inc.
   CitiStreet Diversified Bond Fund -- Class I (6/93) .................  2005         1.005             1.007                  --
                                                                         2004         1.000             1.005                  --

   CitiStreet International Stock Fund -- Class I (5/93) ..............  2005         1.105             1.245                  --
                                                                         2004         1.000             1.105                  --

   CitiStreet Large Company Stock Fund -- Class I (6/93) ..............  2005         1.087             1.138                  --
                                                                         2004         1.000             1.087                  --

   CitiStreet Small Company Stock Fund -- Class I (5/93) ..............  2005         1.114             1.174                  --
                                                                         2004         1.000             1.114                  --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (5/03) ..................  2005         1.121             1.180                  --
                                                                         2004         1.000             1.121                  --

Dreyfus Variable Investment Fund
   Dreyfus VIF Developing Leaders Portfolio -- Initial Shares (5/98) ..  2005         1.065             1.106                  --
                                                                         2004         1.000             1.065                  --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                                                    NUMBER OF UNITS
                                                                                  UNIT VALUE AT     UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR   BEGINNING OF YEAR    END OF YEAR      END OF YEAR
--------------                                                          ------ ------------------- --------------- -----------------
Franklin Templeton Variable Insurance Products Trust
   Franklin Small-Mid Cap Growth Securities Fund -- Class 2
   Shares (5/01) ......................................................  2005         1.095             1.127                  --
                                                                         2004         1.000             1.095                  --

   Mutual Shares Securities Fund -- Class 2 Shares (5/03) .............  2005         1.075             1.167              16,253
                                                                         2004         1.000             1.075                  --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/04) ......................................................  2005         1.113             1.393                  --
                                                                         2004         1.000             1.113                  --

   Templeton Foreign Securities Fund -- Class 2 Shares (5/04) .........  2005         1.110             1.201              15,954
                                                                         2004         1.000             1.110                  --

   Templeton Global Asset Allocation Fund -- Class 1 Shares (1/92) ....  2005         1.110             1.132                  --
                                                                         2004         1.000             1.110                  --

   Templeton Growth Securities Fund -- Class 1 Shares (1/92) ..........  2005         1.096             1.174                  --
                                                                         2004         1.000             1.096                  --

Greenwich Street Series Fund
   Appreciation Portfolio (5/02) ......................................  2005         1.061             1.087                  --
                                                                         2004         1.000             1.061                  --

   Fundamental Value Portfolio (5/01) .................................  2005         1.074             1.105                  --
                                                                         2004         1.000             1.074                  --

Janus Aspen Series
   International Growth Portfolio -- Service Shares (5/01) ............  2005         1.126             1.459                  --
                                                                         2004         1.000             1.126                  --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03) .......................  2005         1.110             1.134                  --
                                                                         2004         1.000             1.110                  --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                                                    NUMBER OF UNITS
                                                                                  UNIT VALUE AT     UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR   BEGINNING OF YEAR    END OF YEAR      END OF YEAR
--------------                                                          ------ ------------------- --------------- -----------------
PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/05) ...............  2005         1.000             0.993                  --

   Total Return Portfolio -- Administrative Class (5/03) ..............  2005         1.007             1.013                  --
                                                                         2004         1.000             1.007                  --

Putnam Variable Trust
   Putnam VT Small Cap Value Fund -- Class IB Shares (5/01) ...........  2005         1.130             1.188                  --
                                                                         2004         1.000             1.130                  --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (5/01) .....................................  2005         1.072             1.096                  --
                                                                         2004         1.000             1.072                  --

   Investors Fund -- Class I (5/01) ...................................  2005         1.073             1.123                  --
                                                                         2004         1.000             1.073                  --

   Small Cap Growth Fund -- Class I (5/01) ............................  2005         1.137             1.172                  --
                                                                         2004         1.000             1.137                  --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/05) ..........................  2005         1.000             1.140                  --

   Convertible Securities Portfolio (6/05) ............................  2005         1.000             1.032                  --

   Disciplined Mid Cap Stock Portfolio (5/98) .........................  2005         1.109             1.225                  --
                                                                         2004         1.000             1.109                  --

   Large Cap Portfolio (6/05) .........................................  2005         1.000             1.077                  --

   Managed Allocation Series: Aggressive Portfolio (11/05) ............  2005         1.000             1.033                  --

   Managed Allocation Series: Moderate Portfolio (8/05) ...............  2005         1.000             1.031                  --

   Managed Allocation Series: Moderate-Aggressive Portfolio (10/05) ...  2005         1.000             1.040                  --

   Managed Allocation Series: Moderate-Conservative
   Portfolio (11/05) ..................................................  2005         1.000             1.022                  --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                                                    NUMBER OF UNITS
                                                                                  UNIT VALUE AT     UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR   BEGINNING OF YEAR    END OF YEAR      END OF YEAR
--------------                                                          ------ ------------------- --------------- -----------------
   Mercury Large Cap Core Portfolio (5/05) ............................  2005         1.000             1.126              16,515

   MFS(R) Mid Cap Growth Portfolio (5/01) .............................  2005         1.125             1.139                  --
                                                                         2004         1.000             1.125                  --

   MFS(R) Total Return Portfolio (2/95) ...............................  2005         1.057             1.069                  --
                                                                         2004         1.000             1.057                  --

   MFS(R) Value Portfolio (5/04) ......................................  2005         1.082             1.131                  --
                                                                         2004         1.000             1.082                  --

   Mondrian International Stock Portfolio (5/04) ......................  2005         1.095             1.178                  --
                                                                         2004         1.000             1.095                  --

   Pioneer Fund Portfolio (2/94) ......................................  2005         1.083             1.128                  --
                                                                         2004         1.000             1.083                  --

   Pioneer Mid Cap Value Portfolio (6/05) .............................  2005         1.000             1.017                  --

   Pioneer Strategic Income Portfolio (3/95) ..........................  2005         1.041             1.060                  --
                                                                         2004         1.000             1.041                  --

   Strategic Equity Portfolio (2/95) ..................................  2005         1.086             1.088                  --
                                                                         2004         1.000             1.086                  --

   Style Focus Series: Small Cap Growth Portfolio (5/05) ..............  2005         1.000             1.149                  --

   Style Focus Series: Small Cap Value Portfolio (5/05) ...............  2005         1.000             1.144                  --

   U.S. Government Securities Portfolio (1/92) ........................  2005         1.007             1.032                  --
                                                                         2004         1.000             1.007                  --

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares (9/03) .......  2005         0.998             1.003                  --
                                                                         2004         1.000             0.998                  --

   Smith Barney Aggressive Growth Portfolio (5/01) ....................  2005         1.079             1.183                  --
                                                                         2004         1.000             1.079                  --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                                                    NUMBER OF UNITS
                                                                                  UNIT VALUE AT     UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR   BEGINNING OF YEAR    END OF YEAR      END OF YEAR
--------------                                                          ------ ------------------- --------------- -----------------
   Smith Barney Large Capitalization Growth Portfolio (5/01) ..........  2005         1.097             1.134                  --
                                                                         2004         1.000             1.097                  --

   Social Awareness Stock Portfolio (5/92) ............................  2005         1.106             1.134                  --
                                                                         2004         1.000             1.106                  --

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (5/03) .......................  2005         1.080             1.105                  --
                                                                         2004         1.000             1.080                  --

Variable Insurance Products Fund
   Asset Manager(SM) Portfolio -- Initial Class (1/92) ................  2005         1.044             1.067                  --
                                                                         2004         1.000             1.044                  --

   Contrafund(R) Portfolio -- Service Class 2 (5/03) ..................  2005         1.086             1.244              14,986
                                                                         2004         1.000             1.086                  --

   Equity-Income Portfolio -- Initial Class (7/93) ....................  2005         1.075             1.118              16,758
                                                                         2004         1.000             1.075                  --

   Growth Portfolio -- Initial Class (1/92) ...........................  2005         1.075             1.117                  --
                                                                         2004         1.000             1.075                  --

   Mid Cap Portfolio -- Service Class 2 (5/01) ........................  2005         1.118             1.297                  --
                                                                         2004         1.000             1.118                  --

                                      NOTES

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2005.

"Number of Units outstanding at the end of year" may include units for Contracts Owners in payout phase, where appropriate.

If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

Effective 04/18/2005: Lazard International Stock Portfolio changed its name to Mondrian International Stock Portfolio.

Effective 04/18/2005: Merrill Lynch Large Cap Core Portfolio changed its name to Mercury Large-Cap Core Portfolio.

Effective 04/18/2005: AllianceBernstein Premier Growth Portfolio -- Class B changed its name to AllianceBernstein Large Cap Growth Portfolio -- Class B.

Effective 04/18/2005: Franklin Small Cap Fund -- Class 2 Shares changed its name to Franklin Small-Mid Cap Growth Securities Fund -- Class 2 Shares.

On 02/25/2005, The Travelers Series Trust: MFS(R) Emerging Growth Portfolio was merged into the Travelers Series Trust: MFS(R) Mid Cap Growth Portfolio and is no longer available as a funding option.

On 02/25/2005, The AIM Equity Fund, Inc.: AIM Constellation Fund -- Class A was replaced by the Travelers Series Trust: AIM Capital Appreciation Portfolio and is no longer available as a funding option.

On 02/25/2005, the Fidelity Advisor Series I: Advisor Growth Opportunities Fund -- Class T was replaced by the Greenwich Street Series Fund: Appreciation Portfolio and is no longer available as a funding option.

On 02/25/2005, The AIM Equity Funds, Inc: AIM Charter Fund -- Class A was replaced by the Greenwich Street Series Fund: Appreciation Portfolio and is no longer available as a funding option.

On 02/25/2005, the Greenwich Street Series Funds: Diversified Strategic Income Portfolio was replaced by the Travelers Series Trust: Pioneer Strategic Income Portfolio and is no longer available as a funding option.

On 02/25/2005, the Smith Barney Equity Funds: Smith Barney Social Awareness Fund -- Class A was replaced by the Travelers Series Fund, Inc: Social Awareness Stock Portfolio and is no longer available as a funding option.

On 02/25/2005, the Dreyfus A Bonds Plus, Inc.: Dreyfus A Bonds Plus, Inc. was replaced by the Travelers Series Trust: U.S. Government Securities Portfolio and is no longer available as a funding option.

AllianceBernstein Large Cap Growth Portfolio -- Class B is no longer available to new Contract Owners.

Franklin Small-Mid Cap Growth Securities Fund -- Class 2 Shares is no longer available to new Contract Owners.

Salomon Brothers Variable All Cap Fund -- Class I is no longer available to new Contract Owners.

      THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT FOR VARIABLE ANNUITIES
         PER UNIT DATA FOR AN ACCUMULATION AND ANNUITY UNIT OUTSTANDING
                              THROUGHOUT EACH YEAR

The information set out below should be read in conjunction with the financial statements and related notes that also appear in The Travelers Growth and Income Stock Account for Variable Annuities Annual Report. If you would like a copy of the Annual Report, please call 1-800-233-3591, or access the SEC's website (http://www.sec.gov).

(TOTAL M&E AND RIDER CHARGES 1.25%, 3.5% AIR)                     FOR THE YEARS ENDED IN DECEMBER 31,
                                                                  -----------------------------------
CONTRACTS ISSUED ON OR AFTER
  MAY 16, 1983                       2005      2004      2003      2002      2001      2000      1999      1998      1997     1996
----------------------------       -------   -------   -------   -------   -------   -------   -------   -------   -------  -------
SELECTED PER UNIT DATA
  Total investment income ........ $  .329   $  .330   $  .251   $  .229   $  .254   $  .232   $  .256   $  .234   $  .228  $  .212
  Operating expenses .............    .357      .331      .280      .287      .343      .416      .385      .303      .228     .175
                                   -------   -------   -------   -------   -------   -------   -------   -------   -------  -------
  Net investment income (loss) ...   (.028)    (.001)    (.030)    (.058)    (.089)    (.184)    (.129)    (.069)     .000     .037
  Unit Value at beginning
    of year ......................  18.903    17.028    13.496    17.245    20.498    23.436    19.253    14.955    11.371    9.369
  Net realized and change in
    unrealized gains (losses) ....    .881     1.876     3.562    (3.691)   (3.164)   (2.754)    4.312     4.367     3.584    1.965
                                   -------   -------   -------   -------   -------   -------   -------   -------   -------  -------
  Unit Value at end of year ...... $19.756   $18.903   $17.028   $13.496   $17,245   $20.498   $23.436   $19.253   $14.955  $11.371
                                   =======   =======   =======   =======   =======   =======   =======   =======   =======  =======

SIGNIFICANT RATIOS AND ADDITIONAL DATA
  Net increase (decrease) in
    unit value ................... $   .85   $  1.88   $  3.53   $ (3.75)  $ (3.25)  $ (2.94)  $  4.18   $  4.30   $  3.58  $  2.00
  Ratio of operating expenses
    to average net assets ........    1.89%     1.90%     1.90%     1.89%     1.88%     1.85%     1.85%     1.81%     1.70%    1.70%
  Ratio of net investment
    income (loss) to average
    net assets ...................   (0.15)%   (0.02)%   (0.19)%    (.37)%    (.49)%    (.82)%    (.62)%    (.41)%     .00%     .36%
  Number of units outstanding
    at end of year (thousands) ...  17,669    19,978    21,853    24,100    27,559    29,879    32,648    32,051    29,545   27,578
  Portfolio turnover rate ........      22%       43%       68%       54%       32%       52%       47%       50%       64%      85%


(TOTAL M&E AND RIDER CHARGES 1.00%, 3.5% AIR)                     FOR THE YEARS ENDED IN DECEMBER 31,
                                                                  -----------------------------------
CONTRACTS ISSUED PRIOR TO
  MAY 16, 1983                       2005      2004      2003      2002      2001      2000      1999      1998      1997     1996
                                   -------   -------   -------   -------   -------   -------   -------   -------   -------  -------
SELECTED PER UNIT DATA
  Total investment income ........ $  .348   $  .348   $  .264   $  .240   $  .266   $  .242   $  .267   $  .243   $  .233  $  .216
  Operating expenses .............    .328      .303      .256      .261      .311      .376      .347      .272      .201     .154
                                   -------   -------   -------   -------   -------   -------   -------   -------   -------  -------
  Net investment income (loss) ...    .020      .045      .008     (.021)    (.045)    (.134)    (.080)    (.029)     .032     .062
  Unit Value at beginning
    of year ......................  19.949    17.926    14.172    18.064    21.418    24.427    20.017    15.510    11.763    9.668
  Net realized and change in
    unrealized gains (losses) ....    .932     1.978     3.746    (3.871)   (3.309)   (2.875)    4.490     4.536     3.715    2.033
                                   -------   -------   -------   -------   -------   -------   -------   -------   -------  -------
  Unit Value at end of year ...... $20.901   $19.949   $17.926   $14.172   $18.064   $21.418   $24.427   $20.017   $15.510  $11.763
                                   =======   =======   =======   =======   =======   =======   =======   =======   =======  =======

SIGNIFICANT RATIOS AND ADDITIONAL DATA
  Net increase (decrease) in
    unit value ................... $   .95   $  2.02   $  3.75   $ (3.89)  $ (3.35)  $ (3.01)  $  4.41   $  4.51%  $  3.75  $  2.10
  Ratio of operating expenses
    to average net assets ........    1.65%     1.65%     1.65%     1.64%     1.63%     1.60%     1.60%     1.56%     1.45%    1.45%
  Ratio of net investment
    income (loss)  to average
    net assets ...................    0.09%     0.23%      .06%     (.12)%    (.24)%    (.57)%    (.37)%    (.16)%     .24%     .60%
  Number of units outstanding
    at end of year (thousands) ...   6,608     7,413     8,139     9,089    10,329    11,413    12,646    13,894    15,194   16,554
  Portfolio turnover rate ........      22%       43%       68%       54%       32%       52%       47%       50%       64%      85%

* Annualized

                         CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------


      THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT FOR VARIABLE ANNUITIES
         PER UNIT DATA FOR AN ACCUMULATION AND ANNUITY UNIT OUTSTANDING
                              THROUGHOUT EACH YEAR

The information set out below should be read in conjunction with the financial statements and related notes that also appear in The Travelers Growth and Income Stock Account for Variable Annuities Annual Report. If you would like a copy of the Annual Report, please call 1-800-233-3591, or access the SEC's website (http://www.sec.gov).

                  (TOTAL M&E AND RIDER CHARGES 1.40%, 3.5% AIR)
                   FROM JUNE 3 (INCEPTION DATE) TO DECEMBER 31

CONTRACTS ISSUED PRIOR TO MAY 16, 1983                                  2005
--------------------------------------                               ---------
SELECTED PER UNIT DATA
   Total investment income .......................................   $    .011
   Operating expenses ............................................        .013
                                                                     ---------
   Net investment income (loss) ..................................       (.002)
   Unit Value at beginning of year ...............................       1.065
   Net realized and change in unrealized gains (losses) ..........        .065
                                                                     ---------
   Unit Value at end of year .....................................   $   1.128
                                                                     =========
SIGNIFICANT RATIOS AND ADDITIONAL DATA
   Net increase (decrease) in unit value .........................   $     .06
   Ratio of operating expenses to average net assets * ...........        2.04%
   Ratio of net investment income (loss) to average net assets* ..       (0.31)%
   Number of units outstanding at end of year (thousands) ** .....          --
   Portfolio turnover rate .......................................          22%

                  (TOTAL M&E AND RIDER CHARGES 1.65%, 3.5% AIR)
                  FROM JUNE 15 (INCEPTION DATE) TO DECEMBER 31

CONTRACTS ISSUED PRIOR TO MAY 16, 1983                                  2005
--------------------------------------                               ---------
SELECTED PER UNIT DATA
   Total investment income .......................................   $    .015
   Operating expenses ............................................        .020
                                                                     ---------
   Net investment income (loss) ..................................       (.005)
   Unit Value at beginning of year ...............................       1.067
   Net realized and change in unrealized gains (losses) ..........        .063
                                                                     ---------
   Unit Value at end of year .....................................   $   1.125
                                                                     =========
SIGNIFICANT RATIOS AND ADDITIONAL DATA
   Net increase (decrease) in unit value .........................   $     .06
   Ratio of operating expenses to average net assets * ...........        2.29%
   Ratio of net investment income (loss) to average net assets* ..       (0.60)%
   Number of units outstanding at end of year (thousands) ** .....          --
   Portfolio turnover rate .......................................          22%

                         CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

      THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT FOR VARIABLE ANNUITIES
         PER UNIT DATA FOR AN ACCUMULATION AND ANNUITY UNIT OUTSTANDING
                              THROUGHOUT EACH YEAR

The information set out below should be read in conjunction with the financial statements and related notes that also appear in The Travelers Growth and Income Stock Account for Variable Annuities Annual Report. If you would like a copy of the Annual Report, please call 1-800-233-3591, or access the SEC's website (http://www.sec.gov).


                  (TOTAL M&E AND RIDER CHARGES 1.25%, 3.0% AIR)

                                                                   FROM
                                                            DECEMBER 10, 2004
CONTRACTS ISSUED ON OR AFTER           FOR THE YEAR ENDED  (INCEPTION DATE) TO
  MAY 16, 1983                         DECEMBER 31, 2005    DECEMBER 31, 2004
----------------------------           -----------------    -----------------
SELECTED PER UNIT DATA
   Total investment income ........... $            .019    $            .001
   Operating expenses ................              .021                 .001
                                       -----------------    -----------------
   Net investment income (loss) ......             (.002)                  --
   Unit Value at beginning of year ...             1.087                1.066
   Net realized and change in
     unrealized gains (losses) .......              .051                 .021
                                       -----------------    -----------------
   Unit Value at end of year ......... $           1.136    $           1.087
                                       =================    =================
SIGNIFICANT RATIOS AND ADDITIONAL DATA
   Net increase (decrease) in
     unit value ...................... $             .05    $             .02
   Ratio of operating expenses
     to average net assets ...........              1.89%                1.90%*
   Ratio of net investment
     income (loss) to average
     net assets ......................             (0.15)%              (0.49)%*
   Number of units outstanding
     at end of year (thousands) ......                29                 --**
   Portfolio turnover rate ...........                22%                  43%

                  (TOTAL M&E AND RIDER CHARGES 1.65%, 3.0% AIR)
                FROM FEBRUARY 24 (INCEPTION DATE) TO DECEMBER 31

CONTRACTS ISSUED PRIOR TO MAY 16, 1983                                  2005
--------------------------------------                               ---------
SELECTED PER UNIT DATA
   Total investment income .......................................   $    .016
   Operating expenses ............................................        .021
                                                                     ---------
   Net investment income (loss) ..................................       (.005)
   Unit Value at beginning of year ...............................       1.072
   Net realized and change in unrealized gains (losses) ..........        .063
                                                                     ---------
   Unit Value at end of year .....................................   $   1.130
                                                                     =========
SIGNIFICANT RATIOS AND ADDITIONAL DATA
   Net increase (decrease) in unit value .........................   $     .06
   Ratio of operating expenses to average net assets .............        2.29%
   Ratio of net investment income (loss) to average net assets ...       (0.54)%

   Number of units outstanding at end of year (thousands) ........           2

   Portfolio turnover rate .......................................          22%

                         CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------


            THE TRAVELERS QUALITY BOND ACCOUNT FOR VARIABLE ANNUITIES
         PER UNIT DATA FOR AN ACCUMULATION AND ANNUITY UNIT OUTSTANDING
                              THROUGHOUT EACH YEAR

The information set out below should be read in conjunction with the financial statements and related notes that also appear in The Travelers Quality Bond Account for Variable Annuities Annual Report. If you would like a copy of the Annual Report, please call 1-800-233-3591, or access the SEC's website (http://www.sec.gov).

(TOTAL M&E AND RIDER CHARGES 1.25%, 3.5% AIR)      FOR THE YEARS ENDED DECEMBER 31 (DERIVED FROM AUDITED FINANCIAL INFORMATION)
                                                   ----------------------------------------------------------------------------
CONTRACTS ISSUED ON OR AFTER
  MAY 16, 1983                       2005      2004      2003      2002      2001      2000      1999      1998      1997     1996
----------------------------       -------   -------   -------   -------   -------   -------   -------   -------   -------  -------
SELECTED PER UNIT DATA
  Total investment income ........ $  .313   $  .304   $  .328   $  .363   $  .402   $  .427   $  .378   $  .350   $  .342  $  .368
  Operating expenses .............    .112      .110      .105      .097      .101      .092      .091      .088      .082     .078
                                   -------   -------   -------   -------   -------   -------   -------   -------   -------  -------
  Net investment income ..........    .202      .194      .223      .266      .301      .335      .287      .262      .260     .290
  Unit Value at beginning
    of year ......................   7.113     6.917     6.356     6.309     6.063     5.810     5.765     5.393     5.060    4.894
  Net realized and change in
    unrealized gains (losses) ....   (.121)     .002      .338     (.219)    (.055)    (.082)    (.242)     .110     (.073)   (.124)
                                   -------   -------   -------   -------   -------   -------   -------   -------   -------  -------
  Unit Value at end of year ...... $ 7.193   $ 7.113   $ 6.917   $ 6.356   $ 6.309   $ 6.063   $ 5.810   $ 5.765   $ 5.393  $ 5.060
                                   =======   =======   =======   =======   =======   =======   =======   =======   =======  =======

SIGNIFICANT RATIOS AND ADDITIONAL DATA
  Net increase (decrease) in
    unit value ................... $   .08   $   .20   $   .56   $   .05   $   .25   $   .25   $   .04   $   .37   $   .33  $   .17
  Ratio of operating expenses
    to average net assets ........    1.57%     1.57%     1.57%     1.57%     1.57%     1.57%     1.57%     1.57%     1.57%    1.57%
  Ratio of net investment income
    to average net assets ........    2.82%     2.78%     3.33%     4.31%     4.74%     5.69%     4.97%     4.71%     5.00%    5.87%
  Number of units outstanding at
    end of year (thousands) ......   8,842    10,296    11,682    12,733    15,116    14,045    17,412    21,251    21,521   24,804
  Portfolio turnover rate ........      70%       98%      139%      113%      166%      105%      340%      438%      196%     176%


(TOTAL M&E AND RIDER CHARGES 1.00%, 3.5% AIR)      FOR THE YEARS ENDED DECEMBER 31 (DERIVED FROM AUDITED FINANCIAL INFORMATION)
                                                   ----------------------------------------------------------------------------
CONTRACTS ISSUED PRIOR TO
  MAY 16, 1983                       2005      2004      2003      2002      2001      2000      1999      1998      1997     1996
----------------------------       -------   -------   -------   -------   -------   -------   -------   -------   -------  -------
SELECTED PER UNIT DATA
  Total investment income ........ $  .331   $  .321   $  .345   $  .381   $  .421   $  .446   $  .393   $  .363   $  .353  $  .379
  Operating expenses .............    .100      .097      .093      .086      .089      .081      .080      .076      .071     .067
                                   -------   -------   -------   -------   -------   -------   -------   -------   -------  -------
  Net investment income ..........    .231      .224      .252      .295      .332      .365      .313      .287      .282     .312
  Unit Value at beginning
    of year ......................   7.507     7.281     6.674     6.608     6.335     6.055     5.994     5.593     5.234    5.050
  Net realized and change in
    unrealized gains (losses) ....   (.128)     .002      .355     (.229)    (.059)    (.085)    (.252)     .114     (.077)   (.128)
                                   -------   -------   -------   -------   -------   -------   -------   -------   -------  -------
  Unit Value at end of year ...... $ 7.610   $ 7.507   $ 7.281   $ 6.674   $ 6.608   $ 6.335   $ 6.055   $ 5.994   $ 5.593  $ 5.234
                                   =======   =======   =======   =======   =======   =======   =======   =======   =======  =======

SIGNIFICANT RATIOS AND ADDITIONAL DATA
  Net increase (decrease) in
    unit value ................... $   .10   $   .23   $   .61   $   .07   $   .27   $   .28   $   .06   $   .40   $   .36  $   .18
  Ratio of operating expenses
    to average net assets ........    1.32%     1.33%     1.33%     1.33%     1.33%     1.33%     1.33%     1.33%     1.33%    1.33%
  Ratio of net investment income
    to average net assets ........    3.07%     3.03%     3.58%     4.56%     4.99%     5.93%     5.22%     4.96%     5.25%    6.12%
  Number of units outstanding
    at end of year (thousands) ...   3,378     3,717     4,207     4,684     5,194     5,491     6,224     6,880     7,683    8,549
  Portfolio turnover rate ........      70%       98%      139%      113%      166%      105%      340%      438%      196%     176%

            THE TRAVELERS QUALITY BOND ACCOUNT FOR VARIABLE ANNUITIES
         PER UNIT DATA FOR AN ACCUMULATION AND ANNUITY UNIT OUTSTANDING
                              THROUGHOUT EACH YEAR

The information set out below should be read in conjunction with the financial statements and related notes that also appear in The Travelers Quality Bond Account for Variable Annuities Annual Report. If you would like a copy of the Annual Report, please call 1-800-233-3591, or access the SEC's website (http://www.sec.gov).


                  (TOTAL M&E AND RIDER CHARGES 1.25%, 3.0% AIR)
                  FROM APRIL 1 (INCEPTION DATE) TO DECEMBER 31

CONTRACTS ISSUED PRIOR TO MAY 16, 1983                                  2005
--------------------------------------                               ---------
SELECTED PER UNIT DATA
   Total investment income .......................................   $    .034
   Operating expenses ............................................        .012
                                                                     ---------
   Net investment income (loss) ..................................        .022
   Unit Value at beginning of year ...............................       1.003
   Net realized and change in unrealized gains (losses) ..........       (.005)
                                                                     ---------
   Unit Value at end of year .....................................   $   1.020
                                                                     =========
SIGNIFICANT RATIOS AND ADDITIONAL DATA
   Net increase (decrease) in unit value .........................   $     .02
   Ratio of operating expenses to average net assets .............        1.57%
   Ratio of net investment income (loss) to average net assets* ..        2.88%
   Number of units outstanding at end of year (thousands)* .......           7
   Portfolio turnover rate .......................................          70%

                         CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------


            THE TRAVELERS MONEY MARKET ACCOUNT FOR VARIABLE ANNUITIES
         PER UNIT DATA FOR AN ACCUMULATION AND ANNUITY UNIT OUTSTANDING
                              THROUGHOUT EACH YEAR

The information set out below should be read in conjunction with the financial statements and related notes that also appear in The Travelers Money Market Account for Variable Annuities Annual Report. If you would like a copy of the Annual Report, please call 1-800-233-3591, or access the SEC's website (http://www.sec.gov).

(TOTAL M&E AND RIDER CHARGES 1.25%, 3.5% AIR)      FOR THE YEARS ENDED DECEMBER 31 (DERIVED FROM AUDITED FINANCIAL INFORMATION)
                                                   ----------------------------------------------------------------------------
CONTRACTS ISSUED ON OR AFTER
  MAY 16, 1983                        2005      2004      2003      2002      2001      2000      1999      1998      1997     1996
----------------------------       -------   -------   -------   -------   -------   -------   -------   -------   -------  -------
SELECTED PER UNIT DATA
  Total investment income ........ $  .090   $  .038   $  .032   $  .048   $  .114   $  .167   $  .130   $  .133   $  .128  $  .121
  Operating expenses .............    .042      .043      .043      .043      .042      .041      .039      .038      .036     .035
                                   -------   -------   -------   -------   -------   -------   -------   -------   -------  -------
  Net investment income ..........    .048     (.005)    (.011)     .005      .072      .126      .091      .095      .092     .086
  Unit Value at beginning
    of year ......................   2.728     2.733     2.744     2.739     2.667     2.541     2.450     2.355     2.263    2.177
                                   -------   -------   -------   -------   -------   -------   -------   -------   -------  -------
  Unit Value at end of year ...... $ 2.776   $ 2.728   $ 2.733   $ 2.744   $ 2.739   $ 2.667   $ 2.541   $ 2.450   $ 2.355  $ 2.263
                                   =======   =======   =======   =======   =======   =======   =======   =======   =======  =======

SIGNIFICANT RATIOS AND ADDITIONAL DATA
  Net increase in unit value ..... $   .05   $  (.01)  $  (.01)  $   .01   $   .07   $   .13   $   .09   $   .10   $   .09  $   .09
  Ratio of operating expenses
    to average net assets ........    1.57%     1.57%     1.57%     1.57%     1.57%     1.57%     1.57%     1.57%     1.57%    1.57%
  Ratio of net investment income
    to average net assets ........    1.68%    (0.18)%   (0.41)%    0.21%     2.64%     4.84%     3.62%     3.95%     4.02%    3.84%
  Number of units outstanding
    at end of year (thousands) ...  22,559    24,485    32,559    50,702    63,430    55,477    70,545    41,570    36,134   38,044


(TOTAL M&E AND RIDER CHARGES 1.00%, 3.5% AIR)      FOR THE YEARS ENDED DECEMBER 31 (DERIVED FROM AUDITED FINANCIAL INFORMATION)
                                                   ----------------------------------------------------------------------------
CONTRACTS ISSUED PRIOR TO
  MAY 16, 1983 ...................    2005      2004      2003      2002      2001      2000      1999      1998      1997     1996
                                   -------   -------   -------   -------   -------   -------   -------   -------   -------  -------
SELECTED PER UNIT DATA
  Total investment income ........ $  .095   $  .040   $  .033   $  .051   $  .120   $  .174   $  .135   $  .138   $  .134  $  .125
  Operating expenses .............    .038      .038      .038      .038      .037      .037      .034      .033      .032     .030
                                   -------   -------   -------   -------   -------   -------   -------   -------   -------  -------
  Net investment income ..........    .057      .002     (.005)     .013      .083      .137      .101      .105      .102     .095
  Unit Value at beginning
    of year ......................   2.879     2.877     2.882     2.869     2.786     2.649     2.548     2.443     2.341    2.246
                                   -------   -------   -------   -------   -------   -------   -------   -------   -------  -------
  Unit Value at end of year ...... $ 2.936   $ 2.879   $ 2.877   $ 2.882   $ 2.869   $ 2.786   $ 2.649   $ 2.548   $ 2.443  $ 2.341
                                   =======   =======   =======   =======   =======   =======   =======   =======   =======  =======
SIGNIFICANT RATIOS AND ADDITIONAL DATA
  Net increase in unit value ..... $   .06   $   .00   $  (.01)  $   .01   $   .08   $   .14   $   .10   $   .11   $   .10  $   .10
  Ratio of operating expenses
    to average net assets ........    1.33%     1.33%     1.33%     1.33%     1.33%     1.33%     1.33%     1.33%     1.33%    1.33%
  Ratio of net investment income
    to average net assets ........    1.93%     0.07%    (0.16)%     .46%     2.89%     5.09%     3.87%     4.20%     4.27%    4.10%
  Number of units outstanding
    at end of year (thousands) ...      20        26        39        49        60        70        80        91       105      112

--------------
 *   Annualized.

                         CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------


            THE TRAVELERS MONEY MARKET ACCOUNT FOR VARIABLE ANNUITIES
         PER UNIT DATA FOR AN ACCUMULATION AND ANNUITY UNIT OUTSTANDING
                              THROUGHOUT EACH YEAR

The information set out below should be read in conjunction with the financial statements and related notes that also appear in The Travelers Money Market Account for Variable Annuities Annual Report. If you would like a copy of the Annual Report, please call 1-800-233-3591, or access the SEC's website (http://www.sec.gov).

                  (TOTAL M&E AND RIDER CHARGES 1.40%, 3.0% AIR)
                FROM DECEMBER 20 (INCEPTION DATE) TO DECEMBER 31
                ------------------------------------------------

CONTRACTS ISSUED PRIOR TO MAY 16, 1983                                  2005
--------------------------------------                               ---------
SELECTED PER UNIT DATA
   Total investment income .......................................   $    .002
   Operating expenses ............................................          --
                                                                     ---------
   Net investment income (loss) ..................................        .002
   Unit Value at beginning of year ...............................       1.015
   Net realized and change in unrealized gains (losses) ..........          --
                                                                     ---------
   Unit Value at end of year .....................................   $   1.017
                                                                     =========
SIGNIFICANT RATIOS AND ADDITIONAL DATA
   Net increase (decrease) in unit value .........................   $     .00
   Ratio of operating expenses to average net assets * ...........        1.72%
   Ratio of net investment income (loss) to average net assets* ..        2.62%
   Number of units outstanding at end of year (thousands) ........           1

                  (TOTAL M&E AND RIDER CHARGES 1.40%, 3.5% AIR)
                 FROM OCTOBER 24 (INCEPTION DATE) TO DECEMBER 31
                 -----------------------------------------------

CONTRACTS ISSUED PRIOR TO MAY 16, 1983                                  2005
--------------------------------------                               ---------
SELECTED PER UNIT DATA
   Total investment income .......................................   $    .008
   Operating expenses ............................................        .003
                                                                     ---------
   Net investment income (loss) ..................................        .005
   Unit Value at beginning of year ...............................       1.012
                                                                     ---------
   Unit Value at end of year .....................................   $   1.017
                                                                     =========
SIGNIFICANT RATIOS AND ADDITIONAL DATA
   Net increase (decrease) in unit value .........................   $     .01
   Ratio of operating expenses to average net assets .............        1.72%
   Ratio of net investment income (loss) to average net assets ...        2.41%
   Number of units outstanding at end of year (thousands) ........           9

                         CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------


            THE TRAVELERS MONEY MARKET ACCOUNT FOR VARIABLE ANNUITIES
         PER UNIT DATA FOR AN ACCUMULATION AND ANNUITY UNIT OUTSTANDING
                              THROUGHOUT EACH YEAR

The information set out below should be read in conjunction with the financial statements and related notes that also appear in The Travelers Money Market Account for Variable Annuities Annual Report. If you would like a copy of the Annual Report, please call 1-800-233-3591, or access the SEC's website (http://www.sec.gov).


                  (TOTAL M&E AND RIDER CHARGES 1.25%, 3.0% AIR)

                                                                  FROM
                                                            DECEMBER 28, 2004
CONTRACTS ISSUED ON OR AFTER           FOR THE YEAR ENDED  (INCEPTION DATE) TO
  MAY 16, 1983                         DECEMBER 31, 2005    DECEMBER 31, 2004
----------------------------           -----------------    -----------------
SELECTED PER UNIT DATA
  Total investment income ............ $            .033    $              --
  Operating expenses .................              .015                   --
                                       -----------------    -----------------
  Net investment income (loss) .......              .018                   --
  Unit Value at beginning
    of period ........................             1.001                1.001
                                       -----------------    -----------------
  Unit Value at end of year .......... $           1.019    $           1.001
                                       =================    =================
SIGNIFICANT RATIOS AND ADDITIONAL DATA
  Net increase (decrease)
    in unit value .................... $             .02    $              --
  Ratio of operating expenses
    to average net assets ............              1.57%                1.57%*
  Ratio of net investment
    income (loss) to average
    net assets* ......................              1.68%                0.74%*
  Number of units outstanding
    at end of year (thousands) .......               103                   --

* Annualized

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


                                   APPENDIX B
--------------------------------------------------------------------------------

                                THE FIXED ACCOUNT

The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic annuity payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed Annuity Payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase Payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account, which supports insurance and annuity obligations. Where permitted by state law, we reserve the right to restrict Purchase Payments into the Fixed Account. The general account and any interest therein is not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee that for the life of the Contract we will credit interest at a rate not less than the minimum interest rate allowed by state law. We reserve the right to change the rate subject to applicable state law. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of the minimum guaranteed rate in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate for any given year. We have no specific formula for determining the interest rate. Some factors we may consider are regulatory and tax requirements, general economic trends and competitive factors

TRANSFERS

You may make transfers from the Fixed Account to any other available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract date. We limit transfers to an amount of up to 10% of the Fixed Account Contract Value on the semiannual Contract date anniversary. (This restriction does not apply to Qualified Contracts or transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. If you have a loan outstanding, the Contract Value of the Fixed Account that secures the loan may not be transferred to the Variable Funding Options.

Automated transfers from the Fixed Account to any of the Variable Funding Options may begin at any time. Automated transfers from the Fixed Account may not deplete your Fixed Account value in a period of less than twelve months from your enrollment in the Dollar Cost Averaging Program.

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


                                   APPENDIX C
--------------------------------------------------------------------------------

WHAT YOU NEED TO KNOW IF YOU ARE A TEXAS OPTIONAL RETIREMENT PROGRAM PARTICIPANT

If you are a participant in the Texas Optional Retirement Program, Texas law permits us to make withdrawals on your behalf only if you die, retire or terminate employment in all Texas institutions of higher education, as defined under Texas law. Any withdrawal you ask for requires a written statement from the appropriate Texas institution of higher education verifying your vesting status and (if applicable) termination of employment. Also, we require a written statement from you that you are not transferring employment to another Texas institution of higher education. If you retire or terminate employment in all Texas institutions of higher education or die before being vested, amounts provided by the state's matching contribution will be refunded to the appropriate Texas institution. We may change these restrictions or add others without your consent to the extent necessary to maintain compliance with the law.

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX D
--------------------------------------------------------------------------------


              ADDITIONAL INFORMATION REGARDING THE UNDERLYING FUNDS

UNDERLYING FUND NAME CHANGES

                         FORMER NAME                                                         CURRENT NAME
--------------------------------------------------------------    ------------------------------------------------------------------
SALOMON BROTHERS VARIABLE SERIES FUND INC.                        LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC.
    All Cap Fund                                                      Legg Mason Partners Variable All Cap Portfolio+
    Investors Fund                                                    Legg Mason Partners Variable Investors Portfolio
    Small Cap Growth Fund                                             Legg Mason Partners Variable Small Cap Growth Portfolio

GREENWICH STREET SERIES FUND                                      LEGG MASON PARTNERS VARIABLE PORTFOLIOS II, INC.
    Appreciation Portfolio                                            Legg Mason Partners Variable Appreciation Portfolio
    Fundamental Value Portfolio                                       Legg Mason Partners Variable Fundamental Value Portfolio

TRAVELERS SERIES FUND INC.                                        LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC.
    Social Awareness Stock Portfolio                                  Legg Mason Partners Variable Social Awareness Stock Portfolio
    SB Adjustable Rate Income Portfolio -- Smith Barney Class         Legg Mason Partners Variable Adjustable Rate Income Portfolio
    Smith Barney Aggressive Growth Portfolio                          Legg Mason Partners Variable Aggressive Growth Portfolio
    Smith Barney Large Capitalization Growth Portfolio                Legg Mason Partners Variable Large Cap Growth Portfolio

CITISTREET FUNDS, INC                                             METLIFE INVESTMENT FUNDS, INC.
    CitiStreet Diversified Bond Fund                                  MetLife Investment Diversified Bond Fund
    CitiStreet International Stock Fund                               MetLife Investment International Stock Fund
    CitiStreet Large Company Stock Fund                               MetLife Investment Large Company Stock Fund
    CitiStreet Small Company Stock Fund                               MetLife Investment Small Company Stock Fund

UNDERLYING FUND MERGERS/REORGANIZATIONS
THE FORMER UNDERLYING FUNDS WERE MERGED WITH AND INTO THE NEW UNDERLYING FUNDS.

                    FORMER UNDERLYING FUND                                               NEW UNDERLYING FUND
-------------------------------------------------------------     ------------------------------------------------------------------
TRAVELERS SERIES TRUST                                            LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC.
    Social Awareness Stock Portfolio                                  Legg Mason Partners Variable Social Awareness Stock Portfolio

THE TRAVELERS SERIES TRUST                                        MET INVESTORS SERIES TRUST
    Disciplined Mid Cap Stock Portfolio                               Batterymarch Mid-Cap Stock Portfolio
    Style Focus Series:  Small Cap Value Portfolio                    Dreman Small-Cap Value Portfolio
    Mondrian International Stock Portfolio                            Harris Oakmark International Portfolio
    Capital Appreciation Fund                                         Janus Capital Appreciation Portfolio
    Managed Assets Trust                                              Legg Mason Partners Managed Assets Portfolio
    Convertible Securities Portfolio                                  Lord Abbett Bond Debenture Portfolio
    Mutual Shares Securities Fund                                     Lord Abbett Growth and Income Portfolio
    Mercury Large Cap Core Portfolio                                  Mercury Large Cap Core Portfolio
    AIM Capital Appreciation Portfolio                                Met/AIM Capital Appreciation Portfolio
    Style Focus Series:  Small Cap Growth Portfolio                   Met/AIM Small Cap Growth Portfolio
    MFS(R) Value Portfolio                                             MFS(R) Value Portfolio
    Pioneer Fund Portfolio                                            Pioneer Fund Portfolio
    Pioneer Mid Cap Value Portfolio                                   Pioneer Mid-Cap Value Portfolio
    Pioneer Strategic Income Portfolio                                Pioneer Strategic Income Portfolio

THE TRAVELERS SERIES TRUST                                        METROPOLITAN SERIES FUND, INC.
    MFS(R) Mid Cap Growth Portfolio                                   BlackRock Aggressive Growth Portfolio

MANAGED SEPARATE ACCOUNT                                          MET INVESTORS SERIES TRUST
    Travelers Growth and Income Stock Account for                     Batterymarch Growth and Income Stock Portfolio
      Variable Annuities

MANAGED SEPARATE ACCOUNT                                          METROPOLITAN SERIES FUND, INC.
    Travelers Quality Bond Account for Variable Annuities             BlackRock Bond Income Portfolio
    Travelers Money Market Account for Variable Annuities             BlackRock Money Market Portfolio

                   FORMER UNDERLYING FUND                                                  NEW UNDERLYING FUND
-------------------------------------------------------------     ------------------------------------------------------------------
THE TRAVELERS SERIES TRUST                                        METROPOLITAN SERIES FUND, INC.
    Large Cap Portfolio                                               FI Large Cap Portfolio
    Strategic Equity Portfolio                                        FI Large Cap Portfolio
    MFS(R) Total Return Portfolio                                       MFS(R) Total Return Portfolio
    High Yield Bond Trust                                             Western Asset Management High Yield Bond Portfolio
U.S. Government Securities Portfolio                                  Western Asset Management U.S. Government Portfolio


UNDERLYING FUND SUBSTITUTIONS
THE FOLLOWING NEW UNDERLYING FUNDS WERE SUBSTITUTED FOR THE FORMER UNDERLYING FUNDS.

                   FORMER UNDERLYING FUND                                                  NEW UNDERLYING FUND
-------------------------------------------------------------     ------------------------------------------------------------------
FRANKLIN TEMPLETON FUND                                           MET INVESTORS SERIES TRUST
    Mutual Shares Securities Fund                                     Lord Abbett Growth and Income Portfolio
DELAWARE VIP TRUST                                                MET INVESTORS SERIES TRUST
    Delaware VIP REIT Series                                          Neuberger Berman Real Estate Portfolio
FRANKLIN TEMPLETON VIP TRUST                                      METROPOLITAN SERIES FUND, INC.
    Templeton Growth Securities Fund                                  Oppenheimer Global Equity Portfolio
ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC               METROPOLITAN SERIES FUND, INC.
    AllianceBernstein Large Cap Growth Portfolio                      T. Rowe Price Large Cap Growth Portfolio+

--------------
 +   Closed to new investors.

                                   APPENDIX E
--------------------------------------------------------------------------------

                       PORTFOLIO LEGAL AND MARKETING NAMES

         SERIES FUND/TRUST                  PORTFOLIO/SERIES                            MARKETING NAME
---------------------------------- ---------------------------------- ---------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND   Developing Leaders Portfolio       Dreyfus VIF Developing Leaders Portfolio
JANUS ASPEN SERIES                 International Growth Portfolio     Janus Aspen Series International Growth Portfolio
METROPOLITAN SERIES FUND, INC.     FI Large Cap Portfolio             FI Large Cap Portfolio (Fidelity)
PIMCO VARIABLE INSURANCE TRUST     Real Return Portfolio              PIMCO VIT Real Return Portfolio
PIMCO VARIABLE INSURANCE TRUST     Total Return Portfolio             PIMCO VIT Total Return Portfolio
VAN KAMPEN LIFE INVESTMENT TRUST   Van Kampen Life Investment Trust   Van Kampen LIT Comstock Portfolio
VARIABLE INSURANCE PRODUCTS          Comstock Portfolio               Fidelity VIP Asset ManagerSM Portfolio
VARIABLE INSURANCE PRODUCTS        VIP Asset ManagerSM Portfolio      Fidelity VIP Contrafund(R) Portfolio
VARIABLE INSURANCE PRODUCTS        VIP Contrafund(R) Portfolio        Fidelity VIP Equity-Income Portfolio
VARIABLE INSURANCE PRODUCTS        VIP Equity-Income Portfolio        Fidelity VIP Growth Portfolio
VARIABLE INSURANCE PRODUCTS        VIP Growth Portfolio               Fidelity VIP Mid Cap Portfolio
                                   VIP Mid Cap Portfolio

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX F
--------------------------------------------------------------------------------

                 CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to MetLife Insurance Company of Connecticut. A list of the contents of the Statement of Additional Information is set forth below:

                                TABLE OF CONTENTS                           PAGE
--------------------------------------------------------------------------------

Description of MetLife Insurance Company of Connecticut
  and The Separate Account .................................................   3

The Insurance Company ......................................................   3

The Separate Account .......................................................   3

Valuation Of Assets ........................................................   3

Net Investment Factor ......................................................   4

Federal Tax Considerations .................................................   5

Distribution and Principal Underwriting Agreement ..........................   9

Administrative Services ....................................................  10

Distribution of the Contracts ..............................................  10
Independent Registered Public Accounting Firms .............................  11

Voting Rights ..............................................................  12
Condensed Financial Information ............................................  14
Financial Statements .......................................................   1


COPIES OF THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2006 (FORM MIC-BOOK 90-93) ARE AVAILABLE WITHOUT CHARGE. TO REQUEST A COPY, PLEASE CLIP THIS COUPON ON THE LINE, ENTER YOUR NAME AND ADDRESS IN THE SPACES PROVIDED BELOW, AND MAIL TO: METLIFE INSURANCE COMPANY OF CONNECTICUT, ANNUITY OPERATIONS AND SERVICES, ONE CITYPLACE, 185 ASYLUM STREET, 3 CP, HARTFORD, CONNECTICUT 06103-3415.

Name:
     ---------------------------------------------------------------------------
Address:
        ------------------------------------------------------------------------

                           UNIVERSAL ANNUITY ADVANTAGE

                                   INDIVIDUAL
                           VARIABLE ANNUITY CONTRACTS
                                    ISSUED BY
                    METLIFE INSURANCE COMPANY OF CONNECTICUT








--------------------------------------------------------------------------------

*The Travelers Insurance Company has filed for approval to change its name to MetLife Insurance Company of Connecticut. The change will be effective May 1, 2006 pending regulatory approval. You will receive a Contract endorsement notifying you of the name change once it has occurred.

--------------------------------------------------------------------------------

















Book 93                                                              May 1, 2006